UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.819945.109

AFR-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 87.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
Gemini HDPE LLC Tranche B, term loan 7/24/21 (f)	$ 17,675	$ 17,631
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (d)	144,516	143,793
		161,424
Air Transportation - 0.2%
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (d)	24,750	24,657
Automotive - 1.9%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (d)	8,257	8,216
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,720	7,701
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	53,865	53,326
Tranche B, term loan 3.5% 5/24/17 (d)	81,455	81,149
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (d)	20,000	19,925
INA Beteiligungsgesellschaft MBH Tranche E, term loan 3.75% 5/15/20 (d)	44,000	44,055
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (d)	16,915	17,014
Tranche 2LN, term loan 10% 11/27/21 (d)	24,370	24,370
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (d)	25,000	24,781
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (d)	26,679	26,512
		307,049
Broadcasting - 2.8%
Clear Channel Capital I LLC Tranche B, term loan 3.805% 1/29/16 (d)	88,025	86,705
Clear Channel Communications, Inc. Tranche D, term loan 6.905% 1/30/19 (d)	68,720	67,335
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (d)	28,855	28,927
Nielsen Finance LLC Tranche B 2LN, term loan 3.1534% 4/15/21 (d)	79,800	80,099
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	66,020	65,525
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,875	9,869
Tranche C 4LN, term loan 4% 3/1/20 (d)	103,863	103,863
		442,323
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (d)	$ 34,821	$ 34,690
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	23,650	23,563
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (d)	7,077	7,024
		65,277
Cable TV - 4.4%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	25,008	24,820
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	112,215	111,935
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	48,839	48,046
Tranche F, term loan 3% 1/3/21 (d)	94,471	93,054
CSC Holdings LLC Tranche B, term loan 2.655% 4/17/20 (d)	90,226	88,647
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (d)	14,000	14,053
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	47,013	47,248
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	40,672	40,876
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (d)	2,828	2,835
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,448
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	54,863
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	29,587	29,624
Zayo Group LLC Tranche B, term loan 4% 7/2/19 (d)	7,805	7,747
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (f)	2,063	2,030
3.25% 1/15/22 (d)	35,286	34,714
Tranche B 2LN, term loan:
1/15/22 (f)	1,934	1,903
3.25% 1/15/22 (d)	22,134	21,775
Tranche B 3LN, term loan 1/15/22 (f)	39,583	38,942
		696,560
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (d)	$ 7,862	$ 7,980
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (d)	38,820	38,869
SRAM LLC. Tranche B, term loan 4% 4/10/20 (d)	39,333	38,743
Utex Industries, Inc. Tranche B 1LN, term loan 5% 5/22/21 (d)	14,865	14,884
		100,476
Chemicals - 0.8%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (d)	6,605	6,678
Tranche B 1LN, term loan 4.5% 6/12/21 (d)	20,792	20,883
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,448	39,399
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,870	12,838
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (d)	54,450	54,110
		133,908
Consumer Products - 1.0%
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (d)	17,965	17,809
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,090
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	30,845	30,806
Tranche B, term loan 3.25% 11/19/17 (d)	13,500	13,466
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,021	14,458
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	18,876	18,807
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	42,753	42,592
		152,028
Containers - 1.9%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	55,491	55,352
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 4/3/20 (d)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	14,963	14,869
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	109,828	108,730
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,823	8,823
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Multi Packaging Solutions, Inc. term loan 4.25% 9/30/20 (d)	$ 6,983	$ 6,983
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	94,873	94,636
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (d)	3,804	3,795
		297,125
Diversified Financial Services - 2.8%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (d)	19,750	19,725
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	51,095	51,159
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,939
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (d)	14,718	14,718
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,589
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (d)	15,327	15,193
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,603	14,566
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	32,763	32,599
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	13,000	13,325
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	15,538	15,538
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (d)	20,181	20,181
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,233	22,261
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	77,306	77,451
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (d)	31,495	31,416
		440,660
Diversified Media - 0.5%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,394	8,383
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (d)	18,408	18,408
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,572	54,669
		81,460
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 5.3%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (g)	$ 3,960	$ 4,014
6.375% 8/13/19 (d)	60,070	60,896
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	84,912	82,938
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,188	53,274
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,684	11,699
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,487	29,487
Tranche B, term loan 4% 4/1/18 (d)	108,095	108,230
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,700	25,700
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (d)	79,884	79,884
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,722	23,781
Tranche C, term loan 4.25% 12/31/19 (d)	32,129	32,210
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	15,991	16,071
Houston Fuel Oil Terminal Co. Tranche B, term loan 7/31/21 (f)	10,500	10,448
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	33,578	33,913
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,172	82,485
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	75,398	74,927
Southcross Energy Partners LP Tranche B, term loan 7/29/21 (f)	7,375	7,403
Southcross Holdings Borrower LP Tranche B, term loan 7/29/21 (f)	13,415	13,449
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	23,378	22,501
TXU Energy LLC Tranche B, term loan:
4.6457% 10/10/14 (d)	10,052	7,652
4.6457% 10/10/17 (d)	66,622	50,666
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (d)	16,335	16,172
		847,800
Energy - 5.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,756	9,073
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (d)	33,669	33,964
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/23/21 (d)	$ 18,025	$ 18,115
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/18/21 (d)	31,000	31,078
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (d)	29,600	29,933
Tranche C, term loan 5.25% 3/14/21 (d)	2,070	2,094
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,504
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	42,333	42,016
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (d)	16,154	16,275
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	140,755	143,570
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	39,725	39,576
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (d)	37,292	37,408
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	11,878	11,878
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (d)	44,638	44,638
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (d)	14,203	14,416
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (d)	16,300	16,158
OSG Bulk Ships, Inc. Tranche B, term loan 5.25% 7/7/19 (d)	15,885	15,964
OSG International, Inc. Tranche B, term loan 5.75% 7/7/19 (d)	11,670	11,728
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,408	24,347
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	20,000	20,400
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,275
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	29,562	29,340
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	20,800	20,696
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	61,027	60,416
Sheridan Investment Partners I term loan 4.25% 12/16/20 (d)	50,962	50,707
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (d)	7,089	7,054
Tranche M, term loan 4.25% 12/16/20 (d)	2,644	2,631
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	$ 25,984	$ 26,374
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (d)	14,813	14,701
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	26,223	26,257
		813,586
Entertainment/Film - 1.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (d)	24,700	24,576
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	26,660	26,460
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (d)	62,509	62,040
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,309	19,116
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (d)	35,000	34,650
		166,842
Environmental - 0.9%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	35,460	35,327
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (d)	22,030	21,975
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	24,705	24,705
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (d)	5,690	5,733
Tranche B 1LN, term loan 4% 12/18/20 (d)	51,621	50,589
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (d)	10,945	10,918
		149,247
Food & Drug Retail - 1.5%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	23,522	23,287
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3/19/21 (f)	30,945	30,732
New Albertsons, Inc. Tranche B, term loan 4.75% 6/27/21 (d)	25,395	25,332
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (d)	7,325	7,370
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (d)	$ 21,835	$ 21,726
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,399
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,743
Tranche B 7LN, term loan 3.5% 2/21/20 (d)	48,016	47,956
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (d)	22,995	22,966
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	14,710	14,662
		233,173
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	2,933
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,570	42,464
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	25,000	25,344
Big Heart Pet Brands Tranche B LN, term loan 3.5% 3/8/20 (d)	49,875	49,002
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,750	24,688
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	401,336	400,323
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	19,242	19,218
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	12,000	11,993
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (d)	18,195	18,240
		594,205
Gaming - 5.7%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (d)	22,228	22,256
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	26,130	26,065
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	270,295	269,619
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	96,605	96,605
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (d)	55,332	55,194
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (d)	46,122	47,045
5.5% 11/21/19 (d)	19,767	20,162
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	$ 8,711	$ 8,994
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	59,700	59,476
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	109,214	108,395
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (d)	29,696	29,943
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,323	4,333
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (d)	28,146	27,935
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	95,650	93,861
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (d)	16,257	16,217
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,178	13,185
		899,285
Healthcare - 10.5%
Akorn, Inc. Tranche B, term loan 4.5% 4/17/21 (d)	24,415	24,384
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,539	13,522
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (d)	22,350	22,266
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	23,083	23,083
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (d)	334,037	334,872
Tranche E, term loan 3.4776% 1/25/17 (d)	82,455	82,558
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (d)	70,500	70,324
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	74,454	74,361
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,459	36,596
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)	12,105	12,241
Grifols, S.A. Tranche B, term loan 3.155% 2/27/21 (d)	49,875	49,626
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.655% 2/2/16 (d)	292,001	291,271
Tranche B 4LN, term loan 2.9841% 5/1/18 (d)	35,780	35,690
Tranche B 5LN, term loan 2.905% 3/31/17 (d)	155,500	155,313
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	36,052	34,971
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	$ 34,475	$ 34,475
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (d)	6,510	6,575
Tranche B 1LN, term loan 5% 2/12/21 (d)	18,270	18,272
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (d)	43,325	43,217
MModal IP LLC term loan 9% 1/31/20	4,175	4,175
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (d)	62,459	62,147
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (d)	19,890	19,865
Polymer Group, Inc.:
term loan 4.1488% 12/19/19 (d)(g)	5,046	5,053
Tranche B, term loan 5.25% 12/19/19 (d)	14,861	14,880
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (d)	25,000	24,938
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (d)	5,106	4,723
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (d)	28,836	28,980
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (d)	16,317	16,276
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 7/24/20 (f)	7,685	7,685
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,790	6,756
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (d)	5,545	5,600
Tranche B 2LN, term loan 4.25% 7/3/19 (d)	29,988	29,913
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	26,437	26,404
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	44,598	44,458
		1,665,470
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9015% 3/28/21 (d)	19,955	19,855
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,486	6,454
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	2,370	2,367
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	89,457	88,562
		117,238
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 3.3%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	$ 15,420	$ 15,497
Tranche B 1LN, term loan 3.5% 6/27/20 (d)	51,011	50,629
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (d)	277,243	275,856
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	129,848	128,549
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)	40,208	40,358
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (d)	11,385	11,442
		522,331
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,816	16,795
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (d)	17,456	17,391
		34,186
Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	33,735	33,651
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	23,912	23,792
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (d)	19,701	19,750
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (d)	46,590	45,891
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	5,423	5,396
Six Flags, Inc. Tranche B, term loan 3.5012% 12/20/18 (d)	14,670	14,688
		143,168
Metals/Mining - 4.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	10,001	9,501
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (d)	3,000	3,000
Tranche B 1LN, term loan 4.75% 5/20/21 (d)	17,000	16,915
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	12,538	12,585
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,060
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (d)	$ 28,428	$ 28,286
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (d)	21,550	21,657
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	278,780	277,038
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (d)	51,680	51,965
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	39,968	39,968
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,400
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,198	12,198
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	60,985	60,680
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,215	24,246
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (d)	109,526	103,228
		684,727
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	233	195
Publishing/Printing - 2.1%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (d)	50,284	50,787
Dex Media East LLC term loan 6% 12/31/16 (d)	5,504	4,596
Dex Media West LLC/Dex Media West Finance Co. term loan 7.4711% 12/31/16 (d)	1,276	1,193
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	97,708	94,166
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (d)	17,474	17,780
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (d)	19,809	19,834
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (d)	16,056	16,216
Newsday LLC Tranche A, term loan 3.655% 10/12/16 (d)	11,077	11,091
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	109,624	109,624
		325,287
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.7%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	$ 21,629	$ 21,710
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (d)	54,801	53,636
Focus Brands, Inc. Trancher B 1LN, term loan 4.25% 2/21/18 (d)	4,685	4,673
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (d)	9,308	9,318
Red Lobster Management LLC Tranche B, term loan 6.25% 7/28/21 (d)	28,815	28,815
		118,152
Services - 3.9%
ARAMARK Corp.:
Credit-Linked Deposit 3.6552% 7/26/16 (d)	3,579	3,558
Tranche F, term loan 3.25% 2/24/21 (d)	74,813	73,784
3.6552% 7/26/16 (d)	4,666	4,643
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	14,813	14,775
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (d)	23,266	23,178
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	23,500	23,148
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	50,874	50,683
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (d)	18,836	18,789
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (d)	5,500	5,583
Tranche B 1LN, term loan 4.5% 11/21/20 (d)	7,856	7,862
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	62,513	62,044
Tranche B, term loan 3.75% 3/11/18 (d)	22,574	22,574
Karman Buyer Corp.:
term loan 7/25/21 (f)	769	763
Tranche 1LN, term loan 7/25/21 (f)	23,076	22,903
Tranche 2LN, term loan 7.5% 7/25/22 (d)	11,490	11,447
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	150,715	145,817
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	52,868	52,339
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (d)	23,000	22,928
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (d)	$ 4,975	$ 5,075
Tranche B 1LN, term loan 4.5% 12/3/20 (d)	10,980	11,007
The Geo Group, Inc. Tranche B, term loan 3.25% 4/3/20 (d)	5,925	5,925
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (d)	35,000	34,475
		623,300
Shipping - 0.4%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	33,269	33,019
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (d)	27,363	27,841
		60,860
Super Retail - 3.5%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	27,048	27,082
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (d)	24,223	24,163
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (d)	20,110	20,487
Tranche B 1LN, term loan 4.5% 9/26/19 (d)	62,650	62,494
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 7/24/21 (f)	25,000	24,875
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (d)	57,906	57,255
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (d)	60,010	58,437
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	17,710	17,689
6% 5/22/18 (d)	82,838	83,592
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,252	40,051
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (d)	11,095	11,137
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	102,437	102,437
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,416	7,416
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (d)	13,160	13,160
		550,275
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - 9.7%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	$ 132,210	$ 132,051
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (d)	14,219	14,219
Tranche B 2LN, term loan 7.5% 1/23/22 (d)	3,630	3,675
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (d)	63,785	64,024
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	27,790	27,512
5% 9/10/20 (d)	151,042	149,909
Carros U.S., LLC Tranche B, term loan 6/30/21 (f)	20,155	20,155
Ceridian Corp. Tranche B, term loan 4.405% 5/9/17 (d)	20,546	20,597
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	27,689	27,204
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	57,062	56,278
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	200,488	199,485
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (d)	17,964	17,919
First Data Corp.:
term loan 3.6553% 3/24/17 (d)	118,529	117,937
Tranche B, term loan:
3.6659% 3/24/18 (d)	85,000	84,256
3.6659% 9/24/18 (d)	40,000	39,500
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (d)	76,177	75,606
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (d)	67,872	66,684
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (d)	5,045	5,045
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	12,291	12,291
Gxs Group, Inc. Tranche B, term loan 3.25% 1/16/21 (d)	16,915	16,830
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,613	24,337
Tranche B 5LN, term loan 3.75% 6/3/20 (d)	58,705	58,048
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	16,180	16,180
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (d)	29,845	30,740
Tranche B 1LN, term loan 4.5% 10/30/19 (d)	41,647	41,647
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (d)	$ 28,532	$ 28,175
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (d)	24,439	24,317
Tranche 2LN, term loan 8% 4/9/22 (d)	11,500	11,356
Sophia L.P. Tranche B 1LN, term loan 4% 7/19/18 (d)	7,458	7,505
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9055% 2/28/17 (d)	32,706	32,746
Tranche E, term loan 4% 3/8/20 (d)	54,917	54,917
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,526
4% 4/23/19 (d)	19,390	19,245
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (d)	27,365	27,451
		1,537,367
Telecommunications - 5.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	160,261	163,266
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (d)	104,734	104,734
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,955
Tranche D-2, term loan 3.75% 3/31/19 (d)	23,560	23,560
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,427	14,409
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,276	18,733
FPL FiberNet, LLC. Tranche A, term loan 3.4476% 7/22/19 (d)	20,000	20,000
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	24,750	24,580
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,838	12,838
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (d)	132,070	131,410
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,263
Tranche B 4LN, term loan 4% 1/15/20 (d)	73,000	72,635
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (d)	3,868	3,887
Tranche B 1LN, term loan 4% 4/11/20 (d)	33,332	33,082
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (d)	$ 35,000	$ 34,563
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (d)	4,635	4,728
Tranche B 1LN, term loan 4.75% 4/30/20 (d)	40,063	40,214
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (d)	15,000	14,944
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,125	68,779
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (d)	19,513	19,415
		827,995
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (d)	45,078	44,740
TOTAL BANK LOAN OBLIGATIONS (Cost $13,839,383)		13,862,376
Nonconvertible Bonds - 6.7%

Automotive - 0.3%
General Motors Acceptance Corp. 2.4274% 12/1/14 (d)	40,000	39,960
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.9136% 7/18/16 (d)	75,000	75,556
3.125% 1/15/16	4,000	4,075
4.625% 6/26/15	4,000	4,070
Bank of America Corp. 1.0496% 3/22/16 (d)	5,000	5,037
GMAC LLC 2.4274% 12/1/14 (d)	70,187	70,272
		159,010
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,584
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,905
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,135
Univision Communications, Inc. 6.75% 9/15/22 (c)	5,368	5,784
		30,408
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9836% 10/15/18 (c)(d)	$ 10,000	$ 10,680
HD Supply, Inc. 7.5% 7/15/20	10,000	10,675
		21,355
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,468
5.25% 3/15/21	13,070	13,005
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,139
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,050
Numericable Group SA 4.875% 5/15/19 (c)	27,120	27,256
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,870
		74,788
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,109
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,175
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2318% 12/15/19 (c)(d)	42,330	41,483
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,492
7.125% 4/15/19	5,000	5,188
		106,163
Diversified Financial Services - 0.7%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,175
5% 5/15/17	7,000	7,359
Citigroup, Inc. 1.1941% 7/25/16 (d)	10,000	10,104
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,626
4.875% 3/15/19	15,000	15,075
International Lease Finance Corp.:
2.1806% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	6,974
4.875% 4/1/15	4,000	4,070
6.25% 5/15/19	10,000	10,850
		116,865
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	$ 5,130	$ 5,361
6.5% 11/15/22	13,870	14,564
		19,925
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)	11,000	13,200
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,120
The AES Corp. 3.2411% 6/1/19 (d)	21,435	21,328
		38,648
Energy - 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,210
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7378% 8/1/19 (c)(d)	35,000	33,775
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,948
6.625% 10/1/20	5,645	5,871
Chesapeake Energy Corp. 3.4836% 4/15/19 (d)	29,720	29,794
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	10,000	10,300
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,260
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,762
Western Refining, Inc. 6.25% 4/1/21	5,305	5,438
		104,358
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,209
Regal Entertainment Group 5.75% 2/1/25	3,090	3,082
		6,291
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,910
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,925
Healthcare - 0.3%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,024
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA Holdings, Inc. 3.75% 3/15/19	$ 25,000	$ 24,813
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,615
		53,140
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	17,900
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,980
Metals/Mining - 0.0%
Peabody Energy Corp. 6% 11/15/18	5,000	4,988
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (c)	9,850	9,530
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (d)	14,410	14,302
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)	3,000	3,120
		17,422
Technology - 0.3%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	6,946
First Data Corp. 6.75% 11/1/20 (c)	25,460	26,860
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,350
5.75% 3/15/23 (c)	5,000	5,163
		54,319
Telecommunications - 1.1%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,439
7.875% 12/15/19 (c)	4,000	4,315
Columbus International, Inc. 7.375% 3/30/21 (c)	14,535	15,334
DigitalGlobe, Inc. 5.25% 2/1/21	3,905	3,822
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,200
Level 3 Financing, Inc. 3.8229% 1/15/18 (c)(d)	15,000	15,113
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,900
6.9% 5/1/19	5,000	5,350
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,550
9% 11/15/18 (c)	3,000	3,518
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,075
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Verizon Communications, Inc.:
1.7606% 9/15/16 (d)	$ 20,000	$ 20,529
1.9806% 9/14/18 (d)	35,000	36,798
		168,943
TOTAL NONCONVERTIBLE BONDS (Cost $1,052,672)		1,070,112
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,188
ION Media Networks, Inc. (a)	2,842	1,713
		2,901
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	26,131
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	638
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	457
Entertainment/Film - 0.0%
MGM Holdings, Inc. (a)	71,585	5,458
Healthcare - 0.0%
Legend Acquisition Sub, Inc.	54,605	835
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,743
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(h)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	501
TOTAL COMMON STOCKS (Cost $19,526)		38,685
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $995,047)	995,046,557	$ 995,047
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $15,906,628)		15,966,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(101,625)
NET ASSETS - 100%		$ 15,864,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,638,000 or 1.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) The coupon rate will be determined upon settlement of the loan after period end.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,738,000 and $5,794,000, respectively.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,021
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,123	$ 1,188	$ -	$ 8,935
Financials	638	-	-	638
Health Care	835	-	-	835
Materials	26,131	26,131	-	-
Telecommunication Services	501	501	-	-
Utilities	457	457	-	-
Bank Loan Obligations	13,862,376	-	13,766,717	95,659
Corporate Bonds	1,070,112	-	1,070,112	-
Other	-	-	-	-
Money Market Funds	995,047	995,047	-	-
Total Investments in Securities:	$ 15,966,220	$ 1,023,324	$ 14,836,829	$ 106,067
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $15,877,664,000. Net unrealized appreciation aggregated $88,556,000, of which $154,743,000 related to appreciated investment securities and $66,187,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
High Income Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

July 31, 2014

1.804976.110

FHI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 87.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
Gemini HDPE LLC Tranche B, term loan 7/24/21 (f)	$ 17,675	$ 17,631
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (d)	144,516	143,793
		161,424
Air Transportation - 0.2%
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (d)	24,750	24,657
Automotive - 1.9%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (d)	8,257	8,216
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,720	7,701
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	53,865	53,326
Tranche B, term loan 3.5% 5/24/17 (d)	81,455	81,149
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (d)	20,000	19,925
INA Beteiligungsgesellschaft MBH Tranche E, term loan 3.75% 5/15/20 (d)	44,000	44,055
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (d)	16,915	17,014
Tranche 2LN, term loan 10% 11/27/21 (d)	24,370	24,370
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (d)	25,000	24,781
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (d)	26,679	26,512
		307,049
Broadcasting - 2.8%
Clear Channel Capital I LLC Tranche B, term loan 3.805% 1/29/16 (d)	88,025	86,705
Clear Channel Communications, Inc. Tranche D, term loan 6.905% 1/30/19 (d)	68,720	67,335
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (d)	28,855	28,927
Nielsen Finance LLC Tranche B 2LN, term loan 3.1534% 4/15/21 (d)	79,800	80,099
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	66,020	65,525
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,875	9,869
Tranche C 4LN, term loan 4% 3/1/20 (d)	103,863	103,863
		442,323
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (d)	$ 34,821	$ 34,690
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	23,650	23,563
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (d)	7,077	7,024
		65,277
Cable TV - 4.4%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	25,008	24,820
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	112,215	111,935
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	48,839	48,046
Tranche F, term loan 3% 1/3/21 (d)	94,471	93,054
CSC Holdings LLC Tranche B, term loan 2.655% 4/17/20 (d)	90,226	88,647
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (d)	14,000	14,053
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	47,013	47,248
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	40,672	40,876
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (d)	2,828	2,835
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,448
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	54,863
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	29,587	29,624
Zayo Group LLC Tranche B, term loan 4% 7/2/19 (d)	7,805	7,747
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (f)	2,063	2,030
3.25% 1/15/22 (d)	35,286	34,714
Tranche B 2LN, term loan:
1/15/22 (f)	1,934	1,903
3.25% 1/15/22 (d)	22,134	21,775
Tranche B 3LN, term loan 1/15/22 (f)	39,583	38,942
		696,560
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (d)	$ 7,862	$ 7,980
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (d)	38,820	38,869
SRAM LLC. Tranche B, term loan 4% 4/10/20 (d)	39,333	38,743
Utex Industries, Inc. Tranche B 1LN, term loan 5% 5/22/21 (d)	14,865	14,884
		100,476
Chemicals - 0.8%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (d)	6,605	6,678
Tranche B 1LN, term loan 4.5% 6/12/21 (d)	20,792	20,883
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,448	39,399
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,870	12,838
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (d)	54,450	54,110
		133,908
Consumer Products - 1.0%
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (d)	17,965	17,809
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,090
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	30,845	30,806
Tranche B, term loan 3.25% 11/19/17 (d)	13,500	13,466
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,021	14,458
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	18,876	18,807
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	42,753	42,592
		152,028
Containers - 1.9%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	55,491	55,352
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 4/3/20 (d)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	14,963	14,869
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	109,828	108,730
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,823	8,823
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Multi Packaging Solutions, Inc. term loan 4.25% 9/30/20 (d)	$ 6,983	$ 6,983
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	94,873	94,636
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (d)	3,804	3,795
		297,125
Diversified Financial Services - 2.8%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (d)	19,750	19,725
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	51,095	51,159
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,939
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (d)	14,718	14,718
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,589
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (d)	15,327	15,193
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,603	14,566
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	32,763	32,599
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	13,000	13,325
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	15,538	15,538
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (d)	20,181	20,181
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,233	22,261
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	77,306	77,451
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (d)	31,495	31,416
		440,660
Diversified Media - 0.5%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,394	8,383
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (d)	18,408	18,408
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,572	54,669
		81,460
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 5.3%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (g)	$ 3,960	$ 4,014
6.375% 8/13/19 (d)	60,070	60,896
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	84,912	82,938
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,188	53,274
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,684	11,699
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,487	29,487
Tranche B, term loan 4% 4/1/18 (d)	108,095	108,230
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,700	25,700
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (d)	79,884	79,884
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,722	23,781
Tranche C, term loan 4.25% 12/31/19 (d)	32,129	32,210
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	15,991	16,071
Houston Fuel Oil Terminal Co. Tranche B, term loan 7/31/21 (f)	10,500	10,448
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	33,578	33,913
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,172	82,485
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	75,398	74,927
Southcross Energy Partners LP Tranche B, term loan 7/29/21 (f)	7,375	7,403
Southcross Holdings Borrower LP Tranche B, term loan 7/29/21 (f)	13,415	13,449
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	23,378	22,501
TXU Energy LLC Tranche B, term loan:
4.6457% 10/10/14 (d)	10,052	7,652
4.6457% 10/10/17 (d)	66,622	50,666
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (d)	16,335	16,172
		847,800
Energy - 5.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,756	9,073
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (d)	33,669	33,964
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/23/21 (d)	$ 18,025	$ 18,115
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/18/21 (d)	31,000	31,078
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (d)	29,600	29,933
Tranche C, term loan 5.25% 3/14/21 (d)	2,070	2,094
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,504
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	42,333	42,016
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (d)	16,154	16,275
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	140,755	143,570
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	39,725	39,576
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (d)	37,292	37,408
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	11,878	11,878
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (d)	44,638	44,638
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (d)	14,203	14,416
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (d)	16,300	16,158
OSG Bulk Ships, Inc. Tranche B, term loan 5.25% 7/7/19 (d)	15,885	15,964
OSG International, Inc. Tranche B, term loan 5.75% 7/7/19 (d)	11,670	11,728
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,408	24,347
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	20,000	20,400
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,275
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	29,562	29,340
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	20,800	20,696
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	61,027	60,416
Sheridan Investment Partners I term loan 4.25% 12/16/20 (d)	50,962	50,707
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (d)	7,089	7,054
Tranche M, term loan 4.25% 12/16/20 (d)	2,644	2,631
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	$ 25,984	$ 26,374
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (d)	14,813	14,701
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	26,223	26,257
		813,586
Entertainment/Film - 1.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (d)	24,700	24,576
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	26,660	26,460
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (d)	62,509	62,040
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,309	19,116
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (d)	35,000	34,650
		166,842
Environmental - 0.9%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	35,460	35,327
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (d)	22,030	21,975
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	24,705	24,705
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (d)	5,690	5,733
Tranche B 1LN, term loan 4% 12/18/20 (d)	51,621	50,589
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (d)	10,945	10,918
		149,247
Food & Drug Retail - 1.5%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	23,522	23,287
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3/19/21 (f)	30,945	30,732
New Albertsons, Inc. Tranche B, term loan 4.75% 6/27/21 (d)	25,395	25,332
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (d)	7,325	7,370
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (d)	$ 21,835	$ 21,726
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,399
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,743
Tranche B 7LN, term loan 3.5% 2/21/20 (d)	48,016	47,956
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (d)	22,995	22,966
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	14,710	14,662
		233,173
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	2,933
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,570	42,464
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	25,000	25,344
Big Heart Pet Brands Tranche B LN, term loan 3.5% 3/8/20 (d)	49,875	49,002
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,750	24,688
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	401,336	400,323
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	19,242	19,218
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	12,000	11,993
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (d)	18,195	18,240
		594,205
Gaming - 5.7%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (d)	22,228	22,256
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	26,130	26,065
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	270,295	269,619
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	96,605	96,605
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (d)	55,332	55,194
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (d)	46,122	47,045
5.5% 11/21/19 (d)	19,767	20,162
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	$ 8,711	$ 8,994
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	59,700	59,476
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	109,214	108,395
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (d)	29,696	29,943
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,323	4,333
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (d)	28,146	27,935
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	95,650	93,861
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (d)	16,257	16,217
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,178	13,185
		899,285
Healthcare - 10.5%
Akorn, Inc. Tranche B, term loan 4.5% 4/17/21 (d)	24,415	24,384
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,539	13,522
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (d)	22,350	22,266
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	23,083	23,083
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (d)	334,037	334,872
Tranche E, term loan 3.4776% 1/25/17 (d)	82,455	82,558
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (d)	70,500	70,324
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	74,454	74,361
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,459	36,596
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)	12,105	12,241
Grifols, S.A. Tranche B, term loan 3.155% 2/27/21 (d)	49,875	49,626
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.655% 2/2/16 (d)	292,001	291,271
Tranche B 4LN, term loan 2.9841% 5/1/18 (d)	35,780	35,690
Tranche B 5LN, term loan 2.905% 3/31/17 (d)	155,500	155,313
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	36,052	34,971
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	$ 34,475	$ 34,475
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (d)	6,510	6,575
Tranche B 1LN, term loan 5% 2/12/21 (d)	18,270	18,272
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (d)	43,325	43,217
MModal IP LLC term loan 9% 1/31/20	4,175	4,175
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (d)	62,459	62,147
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (d)	19,890	19,865
Polymer Group, Inc.:
term loan 4.1488% 12/19/19 (d)(g)	5,046	5,053
Tranche B, term loan 5.25% 12/19/19 (d)	14,861	14,880
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (d)	25,000	24,938
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (d)	5,106	4,723
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (d)	28,836	28,980
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (d)	16,317	16,276
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 7/24/20 (f)	7,685	7,685
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,790	6,756
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (d)	5,545	5,600
Tranche B 2LN, term loan 4.25% 7/3/19 (d)	29,988	29,913
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	26,437	26,404
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	44,598	44,458
		1,665,470
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9015% 3/28/21 (d)	19,955	19,855
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,486	6,454
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	2,370	2,367
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	89,457	88,562
		117,238
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Hotels - 3.3%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	$ 15,420	$ 15,497
Tranche B 1LN, term loan 3.5% 6/27/20 (d)	51,011	50,629
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (d)	277,243	275,856
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	129,848	128,549
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)	40,208	40,358
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (d)	11,385	11,442
		522,331
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,816	16,795
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (d)	17,456	17,391
		34,186
Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	33,735	33,651
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	23,912	23,792
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (d)	19,701	19,750
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (d)	46,590	45,891
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	5,423	5,396
Six Flags, Inc. Tranche B, term loan 3.5012% 12/20/18 (d)	14,670	14,688
		143,168
Metals/Mining - 4.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	10,001	9,501
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (d)	3,000	3,000
Tranche B 1LN, term loan 4.75% 5/20/21 (d)	17,000	16,915
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	12,538	12,585
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,060
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (d)	$ 28,428	$ 28,286
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (d)	21,550	21,657
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	278,780	277,038
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (d)	51,680	51,965
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	39,968	39,968
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,400
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,198	12,198
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	60,985	60,680
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,215	24,246
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (d)	109,526	103,228
		684,727
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	233	195
Publishing/Printing - 2.1%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (d)	50,284	50,787
Dex Media East LLC term loan 6% 12/31/16 (d)	5,504	4,596
Dex Media West LLC/Dex Media West Finance Co. term loan 7.4711% 12/31/16 (d)	1,276	1,193
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	97,708	94,166
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (d)	17,474	17,780
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (d)	19,809	19,834
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (d)	16,056	16,216
Newsday LLC Tranche A, term loan 3.655% 10/12/16 (d)	11,077	11,091
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	109,624	109,624
		325,287
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.7%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	$ 21,629	$ 21,710
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (d)	54,801	53,636
Focus Brands, Inc. Trancher B 1LN, term loan 4.25% 2/21/18 (d)	4,685	4,673
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (d)	9,308	9,318
Red Lobster Management LLC Tranche B, term loan 6.25% 7/28/21 (d)	28,815	28,815
		118,152
Services - 3.9%
ARAMARK Corp.:
Credit-Linked Deposit 3.6552% 7/26/16 (d)	3,579	3,558
Tranche F, term loan 3.25% 2/24/21 (d)	74,813	73,784
3.6552% 7/26/16 (d)	4,666	4,643
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	14,813	14,775
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (d)	23,266	23,178
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	23,500	23,148
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	50,874	50,683
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (d)	18,836	18,789
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (d)	5,500	5,583
Tranche B 1LN, term loan 4.5% 11/21/20 (d)	7,856	7,862
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	62,513	62,044
Tranche B, term loan 3.75% 3/11/18 (d)	22,574	22,574
Karman Buyer Corp.:
term loan 7/25/21 (f)	769	763
Tranche 1LN, term loan 7/25/21 (f)	23,076	22,903
Tranche 2LN, term loan 7.5% 7/25/22 (d)	11,490	11,447
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	150,715	145,817
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	52,868	52,339
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (d)	23,000	22,928
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (d)	$ 4,975	$ 5,075
Tranche B 1LN, term loan 4.5% 12/3/20 (d)	10,980	11,007
The Geo Group, Inc. Tranche B, term loan 3.25% 4/3/20 (d)	5,925	5,925
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (d)	35,000	34,475
		623,300
Shipping - 0.4%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	33,269	33,019
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (d)	27,363	27,841
		60,860
Super Retail - 3.5%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	27,048	27,082
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (d)	24,223	24,163
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (d)	20,110	20,487
Tranche B 1LN, term loan 4.5% 9/26/19 (d)	62,650	62,494
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 7/24/21 (f)	25,000	24,875
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (d)	57,906	57,255
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (d)	60,010	58,437
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	17,710	17,689
6% 5/22/18 (d)	82,838	83,592
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,252	40,051
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (d)	11,095	11,137
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	102,437	102,437
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,416	7,416
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (d)	13,160	13,160
		550,275
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - 9.7%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	$ 132,210	$ 132,051
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (d)	14,219	14,219
Tranche B 2LN, term loan 7.5% 1/23/22 (d)	3,630	3,675
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (d)	63,785	64,024
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	27,790	27,512
5% 9/10/20 (d)	151,042	149,909
Carros U.S., LLC Tranche B, term loan 6/30/21 (f)	20,155	20,155
Ceridian Corp. Tranche B, term loan 4.405% 5/9/17 (d)	20,546	20,597
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	27,689	27,204
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	57,062	56,278
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	200,488	199,485
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (d)	17,964	17,919
First Data Corp.:
term loan 3.6553% 3/24/17 (d)	118,529	117,937
Tranche B, term loan:
3.6659% 3/24/18 (d)	85,000	84,256
3.6659% 9/24/18 (d)	40,000	39,500
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (d)	76,177	75,606
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (d)	67,872	66,684
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (d)	5,045	5,045
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	12,291	12,291
Gxs Group, Inc. Tranche B, term loan 3.25% 1/16/21 (d)	16,915	16,830
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,613	24,337
Tranche B 5LN, term loan 3.75% 6/3/20 (d)	58,705	58,048
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	16,180	16,180
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (d)	29,845	30,740
Tranche B 1LN, term loan 4.5% 10/30/19 (d)	41,647	41,647
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (d)	$ 28,532	$ 28,175
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (d)	24,439	24,317
Tranche 2LN, term loan 8% 4/9/22 (d)	11,500	11,356
Sophia L.P. Tranche B 1LN, term loan 4% 7/19/18 (d)	7,458	7,505
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9055% 2/28/17 (d)	32,706	32,746
Tranche E, term loan 4% 3/8/20 (d)	54,917	54,917
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,526
4% 4/23/19 (d)	19,390	19,245
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (d)	27,365	27,451
		1,537,367
Telecommunications - 5.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	160,261	163,266
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (d)	104,734	104,734
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,955
Tranche D-2, term loan 3.75% 3/31/19 (d)	23,560	23,560
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,427	14,409
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,276	18,733
FPL FiberNet, LLC. Tranche A, term loan 3.4476% 7/22/19 (d)	20,000	20,000
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	24,750	24,580
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,838	12,838
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (d)	132,070	131,410
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,263
Tranche B 4LN, term loan 4% 1/15/20 (d)	73,000	72,635
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (d)	3,868	3,887
Tranche B 1LN, term loan 4% 4/11/20 (d)	33,332	33,082
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (d)	$ 35,000	$ 34,563
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (d)	4,635	4,728
Tranche B 1LN, term loan 4.75% 4/30/20 (d)	40,063	40,214
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (d)	15,000	14,944
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,125	68,779
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (d)	19,513	19,415
		827,995
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (d)	45,078	44,740
TOTAL BANK LOAN OBLIGATIONS (Cost $13,839,383)		13,862,376
Nonconvertible Bonds - 6.7%

Automotive - 0.3%
General Motors Acceptance Corp. 2.4274% 12/1/14 (d)	40,000	39,960
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.9136% 7/18/16 (d)	75,000	75,556
3.125% 1/15/16	4,000	4,075
4.625% 6/26/15	4,000	4,070
Bank of America Corp. 1.0496% 3/22/16 (d)	5,000	5,037
GMAC LLC 2.4274% 12/1/14 (d)	70,187	70,272
		159,010
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,584
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,905
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,135
Univision Communications, Inc. 6.75% 9/15/22 (c)	5,368	5,784
		30,408
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9836% 10/15/18 (c)(d)	$ 10,000	$ 10,680
HD Supply, Inc. 7.5% 7/15/20	10,000	10,675
		21,355
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,468
5.25% 3/15/21	13,070	13,005
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,139
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,050
Numericable Group SA 4.875% 5/15/19 (c)	27,120	27,256
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,870
		74,788
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,109
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,175
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2318% 12/15/19 (c)(d)	42,330	41,483
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	59,492
7.125% 4/15/19	5,000	5,188
		106,163
Diversified Financial Services - 0.7%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,175
5% 5/15/17	7,000	7,359
Citigroup, Inc. 1.1941% 7/25/16 (d)	10,000	10,104
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,626
4.875% 3/15/19	15,000	15,075
International Lease Finance Corp.:
2.1806% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	6,974
4.875% 4/1/15	4,000	4,070
6.25% 5/15/19	10,000	10,850
		116,865
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	$ 5,130	$ 5,361
6.5% 11/15/22	13,870	14,564
		19,925
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)	11,000	13,200
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,120
The AES Corp. 3.2411% 6/1/19 (d)	21,435	21,328
		38,648
Energy - 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	7,210
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7378% 8/1/19 (c)(d)	35,000	33,775
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,948
6.625% 10/1/20	5,645	5,871
Chesapeake Energy Corp. 3.4836% 4/15/19 (d)	29,720	29,794
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	10,000	10,300
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,260
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,762
Western Refining, Inc. 6.25% 4/1/21	5,305	5,438
		104,358
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,209
Regal Entertainment Group 5.75% 2/1/25	3,090	3,082
		6,291
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,910
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,925
Healthcare - 0.3%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,024
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA Holdings, Inc. 3.75% 3/15/19	$ 25,000	$ 24,813
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,615
		53,140
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	17,900
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,980
Metals/Mining - 0.0%
Peabody Energy Corp. 6% 11/15/18	5,000	4,988
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (c)	9,850	9,530
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (d)	14,410	14,302
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)	3,000	3,120
		17,422
Technology - 0.3%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	6,946
First Data Corp. 6.75% 11/1/20 (c)	25,460	26,860
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,350
5.75% 3/15/23 (c)	5,000	5,163
		54,319
Telecommunications - 1.1%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,439
7.875% 12/15/19 (c)	4,000	4,315
Columbus International, Inc. 7.375% 3/30/21 (c)	14,535	15,334
DigitalGlobe, Inc. 5.25% 2/1/21	3,905	3,822
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,200
Level 3 Financing, Inc. 3.8229% 1/15/18 (c)(d)	15,000	15,113
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,900
6.9% 5/1/19	5,000	5,350
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,550
9% 11/15/18 (c)	3,000	3,518
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,075
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Verizon Communications, Inc.:
1.7606% 9/15/16 (d)	$ 20,000	$ 20,529
1.9806% 9/14/18 (d)	35,000	36,798
		168,943
TOTAL NONCONVERTIBLE BONDS (Cost $1,052,672)		1,070,112
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,188
ION Media Networks, Inc. (a)	2,842	1,713
		2,901
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	26,131
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	638
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	457
Entertainment/Film - 0.0%
MGM Holdings, Inc. (a)	71,585	5,458
Healthcare - 0.0%
Legend Acquisition Sub, Inc.	54,605	835
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,743
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(h)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	501
TOTAL COMMON STOCKS (Cost $19,526)		38,685
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $995,047)	995,046,557	$ 995,047
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $15,906,628)		15,966,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(101,625)
NET ASSETS - 100%		$ 15,864,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,638,000 or 1.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) The coupon rate will be determined upon settlement of the loan after period end.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,738,000 and $5,794,000, respectively.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,021
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,123	$ 1,188	$ -	$ 8,935
Financials	638	-	-	638
Health Care	835	-	-	835
Materials	26,131	26,131	-	-
Telecommunication Services	501	501	-	-
Utilities	457	457	-	-
Bank Loan Obligations	13,862,376	-	13,766,717	95,659
Corporate Bonds	1,070,112	-	1,070,112	-
Other	-	-	-	-
Money Market Funds	995,047	995,047	-	-
Total Investments in Securities:	$ 15,966,220	$ 1,023,324	$ 14,836,829	$ 106,067
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $15,877,664,000. Net unrealized appreciation aggregated $88,556,000, of which $154,743,000 related to appreciated investment securities and $66,187,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804861.110

AHI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.6%
	Principal Amount	Value
Aerospace - 0.9%
TransDigm, Inc.:
5.5% 10/15/20	$ 3,965,000	$ 3,925,350
6% 7/15/22 (d)	855,000	859,275
6.5% 7/15/24 (d)	840,000	848,400
Triumph Group, Inc.:
4.875% 4/1/21	1,420,000	1,402,250
5.25% 6/1/22 (d)	365,000	363,175
		7,398,450
Air Transportation - 3.8%
Air Canada:
6.625% 5/15/18 (d)	3,205,000	3,354,193
7.75% 4/15/21 (d)	2,290,000	2,381,600
Allegiant Travel Co. 5.5% 7/15/19	640,000	647,200
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21	296,810	312,393
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,109,991	1,276,490
6.125% 4/29/18	345,000	369,150
6.25% 10/11/21	2,044,423	2,207,976
9.25% 5/10/17	1,176,334	1,314,554
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,375,000	1,457,500
6.75% 5/23/17	1,375,000	1,462,656
8.021% 8/10/22	1,101,948	1,287,185
8.954% 8/10/14	847,500	849,195
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	319,627	358,174
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,052,375
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,286,988
Series 2013-1 Class B, 5.375% 5/15/23	450,000	466,875
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	904,423	994,865
9.75% 1/15/17	903,885	1,028,170
12% 1/15/16 (d)	228,094	253,755
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,766,750
6% 7/15/26	2,575,000	2,520,281
6% 7/15/28	1,705,000	1,638,931
6.375% 6/1/18	185,000	197,950
		31,485,206
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - 1.9%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	$ 335,000	$ 346,725
6.25% 3/15/21	2,970,000	3,148,200
Dana Holding Corp.:
6% 9/15/23	690,000	719,325
6.75% 2/15/21	1,210,000	1,279,575
General Motors Co. 3.5% 10/2/18	1,420,000	1,427,100
General Motors Financial Co., Inc.:
3.25% 5/15/18	1,685,000	1,682,894
3.5% 7/10/19	835,000	835,000
4.75% 8/15/17	830,000	870,463
Schaeffler Finance BV:
4.25% 5/15/21 (d)	1,305,000	1,304,674
4.75% 5/15/21 (d)	1,460,000	1,481,900
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(f)	2,965,000	3,113,250
		16,209,106
Banks & Thrifts - 0.7%
Ally Financial, Inc. 4.75% 9/10/18	1,315,000	1,367,600
Ocwen Financial Corp. 6.625% 5/15/19 (d)	1,845,000	1,886,513
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	2,140,000	2,138,481
6% 12/19/23	215,000	228,382
Synovus Financial Corp. 5.125% 6/15/17	245,000	251,125
		5,872,101
Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,420,000	8,251,600
9% 12/15/19	1,230,000	1,262,288
10% 1/15/18	3,000,000	2,730,000
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,570,000	1,593,550
		13,837,438
Building Materials - 2.5%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,543,006
6.875% 8/15/18 (d)	2,715,000	2,810,025
Building Materials Holding Corp. 9% 9/15/18 (d)	2,790,000	2,985,300
CEMEX Finance LLC 6% 4/1/24 (d)	1,190,000	1,190,000
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	750,000	782,813
HD Supply, Inc. 7.5% 7/15/20	2,910,000	3,106,425
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.:
7.25% 1/15/19	$ 520,000	$ 543,400
7.625% 4/1/19	2,175,000	2,283,750
Masco Corp. 5.95% 3/15/22	3,400,000	3,765,500
U.S. Concrete, Inc. 8.5% 12/1/18	665,000	713,213
		20,723,432
Cable TV - 2.6%
Altice S.A. 7.75% 5/15/22 (d)	3,975,000	4,064,438
Cablevision Systems Corp. 7.75% 4/15/18	530,000	589,625
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,322,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,589,125
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	452,250
DISH DBS Corp. 6.75% 6/1/21	1,130,000	1,243,000
Numericable Group SA:
4.875% 5/15/19 (d)	1,430,000	1,437,150
6% 5/15/22 (d)	2,475,000	2,487,375
6.25% 5/15/24 (d)	490,000	492,450
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	1,600,000	1,704,000
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (d)(f)	205,000	211,150
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,930,000	4,264,050
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	175,000	195,125
		22,052,388
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,999,094
Chemicals - 2.5%
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,692,000	1,814,670
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,163,663
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,740,000	3,870,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20	920,000	956,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	8,051,000	8,473,678
Tronox Finance LLC 6.375% 8/15/20	4,605,000	4,651,050
		20,930,761
Nonconvertible Bonds - continued
	Principal Amount	Value
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	$ 2,510,000	$ 2,371,950
Containers - 2.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (d)(f)	600,000	597,888
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2318% 12/15/19 (d)(f)	2,120,000	2,077,600
6% 6/30/21 (d)	360,000	343,800
6.25% 1/31/19 (d)	500,000	498,750
6.75% 1/31/21 (d)	580,000	578,550
7% 11/15/20 (d)	105,000	103,425
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)	1,415,000	1,406,156
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)(f)	1,425,408	1,454,807
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,645,000	2,499,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,155,000	6,278,100
8.5% 5/15/18 (c)	870,000	902,625
9.875% 8/15/19	4,065,000	4,380,038
		21,121,264
Diversified Financial Services - 5.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (d)	1,790,000	1,763,150
4.5% 5/15/21 (d)	1,725,000	1,707,750
Aircastle Ltd.:
4.625% 12/15/18	710,000	722,425
5.125% 3/15/21	1,535,000	1,538,838
6.25% 12/1/19	1,175,000	1,260,188
6.75% 4/15/17	710,000	773,013
CIT Group, Inc. 3.875% 2/19/19	1,390,000	1,383,050
CNH Industrial Capital LLC 3.375% 7/15/19 (d)	2,215,000	2,162,394
Cogent Communications Finance, Inc. 5.625% 4/15/21 (d)	625,000	612,500
FLY Leasing Ltd. 6.75% 12/15/20	2,290,000	2,421,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	265,000	263,675
4.875% 3/15/19	3,120,000	3,135,600
5.875% 2/1/22	7,155,000	7,293,628
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
6% 8/1/20	$ 4,635,000	$ 4,831,988
ILFC E-Capital Trust I 5.21% 12/21/65 (d)(f)	1,745,000	1,688,288
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	3,100,000	3,088,375
International Lease Finance Corp.:
5.875% 4/1/19	1,025,000	1,089,063
5.875% 8/15/22	2,550,000	2,722,125
6.25% 5/15/19	1,485,000	1,611,225
SLM Corp.:
4.875% 6/17/19	4,765,000	4,800,738
5.5% 1/15/19	2,080,000	2,152,800
8% 3/25/20	1,020,000	1,152,600
8.45% 6/15/18	730,000	844,063
		49,019,151
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,891,450
6.5% 11/15/22	3,425,000	3,596,250
MDC Partners, Inc. 6.75% 4/1/20 (d)	1,075,000	1,118,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	1,725,000	1,707,750
5% 4/15/22 (d)	505,000	497,425
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	2,280,000	2,319,900
		11,130,775
Electric Utilities - 3.8%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,473,600
Calpine Corp.:
5.375% 1/15/23	1,750,000	1,734,688
5.75% 1/15/25	875,000	866,119
NRG Energy, Inc.:
6.25% 7/15/22 (d)	2,105,000	2,168,150
6.25% 5/1/24 (d)	2,590,000	2,590,000
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,460,000	10,216,772
RJS Power Holdings LLC 5.125% 7/15/19 (d)	2,280,000	2,245,800
The AES Corp.:
4.875% 5/15/23	1,120,000	1,055,600
7.375% 7/1/21	6,775,000	7,723,500
		32,074,229
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 11.0%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 1,405,000	$ 1,447,150
4.875% 3/15/24	555,000	571,650
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7378% 8/1/19 (d)(f)	940,000	907,100
7.125% 11/1/20 (d)	755,000	728,575
7.375% 11/1/21 (d)	670,000	646,550
Approach Resources, Inc. 7% 6/15/21	3,645,000	3,781,688
Basic Energy Services, Inc. 7.75% 2/15/19	350,000	366,625
Chesapeake Energy Corp. 6.125% 2/15/21	1,865,000	2,023,525
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,084,075
6.125% 7/15/22	2,375,000	2,538,281
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	1,310,000	1,349,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	690,000	712,425
7.75% 4/1/19	940,000	994,050
Denbury Resources, Inc.:
5.5% 5/1/22	2,145,000	2,107,463
6.375% 8/15/21	1,555,000	1,624,975
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	6,325,000	6,720,313
Energy Partners Ltd. 8.25% 2/15/18	2,645,000	2,764,025
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,635,000	2,872,150
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	680,000	712,300
9.375% 5/1/20	4,570,000	5,061,275
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,568,000	4,710,750
Exterran Holdings, Inc. 7.25% 12/1/18	1,775,000	1,850,438
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,755,000
6% 10/1/22 (d)	965,000	960,175
Forbes Energy Services Ltd. 9% 6/15/19	3,310,000	3,359,650
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,425,000	2,606,875
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)	925,000	913,438
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,195,000	1,171,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hornbeck Offshore Services, Inc.: - continued
5.875% 4/1/20	$ 780,000	$ 787,800
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (d)	705,000	726,150
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (d)	735,000	731,325
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,695,000	2,870,175
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,200,000	1,185,000
7.5% 11/1/19	5,035,000	5,186,050
Parsley Energy LLC/Parsley 7.5% 2/15/22 (d)	3,045,000	3,166,800
Rice Energy, Inc. 6.25% 5/1/22 (d)	4,295,000	4,252,050
Rosetta Resources, Inc.:
5.625% 5/1/21	2,060,000	2,075,450
5.875% 6/1/24	520,000	530,400
Samson Investment Co. 10.75% 2/15/20 (d)	2,015,000	2,040,188
SemGroup Corp. 7.5% 6/15/21	2,355,000	2,537,513
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,535,000	1,488,950
5.25% 5/1/23	1,635,000	1,659,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	545,000	566,800
Western Refining, Inc. 6.25% 4/1/21	3,545,000	3,633,625
Whiting Petroleum Corp. 5% 3/15/19	1,260,000	1,319,850
		92,098,572
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	675,000	695,250
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,345,000	3,595,875
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,403,000	3,615,688
Tervita Corp. 9.75% 11/1/19 (d)	1,740,000	1,713,900
		8,925,463
Food & Drug Retail - 1.2%
JBS Investments GmbH:
7.25% 4/3/24 (d)	995,000	1,032,014
7.75% 10/28/20 (d)	2,200,000	2,359,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Minerva Luxmbourg SA 7.75% 1/31/23 (d)	$ 2,135,000	$ 2,287,119
SUPERVALU, Inc. 6.75% 6/1/21	4,310,000	4,374,650
		10,053,283
Food/Beverage/Tobacco - 2.3%
DS Waters of America, Inc. 10% 9/1/21 (d)	940,000	1,056,325
ESAL GmbH 6.25% 2/5/23 (d)	6,595,000	6,446,613
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	2,050,000	2,193,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (d)	1,530,000	1,510,875
7.25% 6/1/21 (d)	1,850,000	1,979,500
8.25% 2/1/20 (d)	4,220,000	4,557,600
Post Holdings, Inc. 6% 12/15/22 (d)	1,875,000	1,856,250
		19,600,663
Gaming - 2.8%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (d)	1,555,000	1,566,663
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	1,020,000	1,035,300
5.375% 11/1/23	770,000	784,919
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	4,475,000	4,642,813
MCE Finance Ltd. 5% 2/15/21 (d)	3,535,000	3,508,488
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	3,440,000	3,526,000
11% 10/1/21 (d)	1,735,000	1,826,088
Scientific Games Corp. 6.625% 5/15/21 (d)	5,075,000	4,821,250
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	911,800
Wynn Macau Ltd. 5.25% 10/15/21 (d)	1,080,000	1,080,000
		23,703,321
Healthcare - 5.4%
AmSurg Corp. 5.625% 7/15/22 (d)	885,000	889,425
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,316,500
5.125% 8/1/21 (d)	620,000	624,650
6.875% 2/1/22 (d)	2,995,000	3,062,388
8% 11/15/19	3,950,000	4,237,165
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	978,500
8.75% 3/15/18	110,000	116,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.: - continued
9.875% 4/15/18	$ 1,555,000	$ 1,640,525
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	1,625,000	1,730,625
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	720,000	722,700
HCA Holdings, Inc.:
3.75% 3/15/19	2,095,000	2,079,288
5% 3/15/24	1,295,000	1,285,288
HealthSouth Corp. 7.25% 10/1/18	2,479,000	2,565,765
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,530,000	2,593,250
Tenet Healthcare Corp.:
5% 3/1/19 (d)	1,245,000	1,226,325
6% 10/1/20	6,250,000	6,531,250
8.125% 4/1/22	6,730,000	7,520,775
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	2,800,000	2,926,000
6.875% 12/1/18 (d)	1,640,000	1,693,300
		44,740,319
Homebuilders/Real Estate - 3.6%
CBRE Group, Inc. 6.625% 10/15/20	670,000	702,663
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,340,838
3.75% 3/1/19	1,390,000	1,362,200
4.375% 9/15/22	3,175,000	3,127,375
Howard Hughes Corp. 6.875% 10/1/21 (d)	1,725,000	1,815,563
KB Home 4.75% 5/15/19	1,745,000	1,723,188
Lennar Corp.:
4.125% 12/1/18	2,335,000	2,346,675
4.5% 6/15/19	1,815,000	1,815,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)	1,070,000	1,037,900
Standard Pacific Corp. 8.375% 5/15/18	7,172,000	8,229,870
Toll Brothers Finance Corp.:
4% 12/31/18	1,930,000	1,958,950
4.375% 4/15/23	2,300,000	2,208,000
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (d)	550,000	541,750
5.875% 6/15/24 (d)	400,000	406,000
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	350,000	350,875
		29,966,847
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.3%
Playa Resorts Holding BV 8% 8/15/20 (d)	$ 2,379,000	$ 2,509,845
Leisure - 1.5%
24 Hour Holdings III LLC 8% 6/1/22 (d)	2,480,000	2,374,600
NCL Corp. Ltd. 5% 2/15/18	3,650,000	3,723,000
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,165,875
7.5% 10/15/27	1,925,000	2,199,313
		12,462,788
Metals/Mining - 2.2%
CONSOL Energy, Inc. 5.875% 4/15/22 (d)	2,850,000	2,882,063
Imperial Metals Corp. 7% 3/15/19 (d)	175,000	178,843
Murray Energy Corp.:
8.625% 6/15/21 (d)	2,150,000	2,279,000
9.5% 12/5/20 (d)	1,870,000	2,028,950
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,857,413
Peabody Energy Corp.:
6.25% 11/15/21	1,400,000	1,326,500
7.875% 11/1/26	700,000	707,000
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)	3,445,000	3,574,188
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (d)	1,555,000	1,531,675
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (d)(f)	355,000	252,050
		18,617,682
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,788,925
Publishing/Printing - 1.3%
Cenveo Corp. 6% 8/1/19 (d)	3,100,000	2,999,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	4,890,000	5,452,350
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (d)(f)	1,620,000	1,571,400
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	763,000
Time, Inc. 5.75% 4/15/22 (d)	505,000	499,950
		11,285,950
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	2,980,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 4.3%
APX Group, Inc.:
6.375% 12/1/19	$ 6,185,000	$ 6,185,000
8.75% 12/1/20	5,135,000	5,006,625
8.75% 12/1/20 (d)	1,315,000	1,282,125
Audatex North America, Inc. 6% 6/15/21 (d)	3,390,000	3,551,025
Bankrate, Inc. 6.125% 8/15/18 (d)	1,595,000	1,682,725
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	1,305,000	1,357,200
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	2,650,000	2,729,500
FTI Consulting, Inc. 6.75% 10/1/20	2,560,000	2,700,800
Garda World Security Corp.:
7.25% 11/15/21 (d)	150,000	152,625
7.25% 11/15/21 (d)	390,000	396,825
Hertz Corp.:
4.25% 4/1/18	2,005,000	2,025,050
6.25% 10/15/22	2,925,000	3,027,375
The Geo Group, Inc. 5.875% 1/15/22	2,720,000	2,801,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)	2,975,000	3,079,125
		35,977,600
Shipping - 1.6%
Aguila 3 SA 7.875% 1/31/18 (d)	4,355,000	4,556,419
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	2,290,000	2,318,625
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	4,270,000	4,344,725
8.125% 2/15/19	930,000	950,925
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (d)	860,000	877,200
		13,047,894
Steel - 1.2%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	4,515,000	4,469,850
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	900,000	952,875
11.25% 10/15/18	2,085,000	2,303,925
Steel Dynamics, Inc. 6.125% 8/15/19	1,780,000	1,895,700
		9,622,350
Super Retail - 0.4%
JC Penney Corp., Inc.:
5.65% 6/1/20	900,000	785,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - continued
JC Penney Corp., Inc.: - continued
5.75% 2/15/18	$ 650,000	$ 594,750
7.4% 4/1/37	2,240,000	1,960,000
		3,340,000
Technology - 5.3%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	1,390,000	1,459,500
ADT Corp.:
4.125% 4/15/19	2,085,000	2,090,213
4.125% 6/15/23	715,000	647,075
6.25% 10/15/21	2,110,000	2,183,850
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (d)	1,860,000	1,915,800
7% 7/1/24 (d)	950,000	926,250
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.75% 5/15/17 (d)	1,945,000	1,920,688
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	3,760,000	3,741,200
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (d)(f)	1,370,000	1,274,100
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,210,000	2,121,600
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	675,000	668,250
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (d)(f)	400,000	396,000
Lucent Technologies, Inc.:
6.45% 3/15/29	5,740,000	5,539,100
6.5% 1/15/28	2,050,000	1,978,250
Micron Technology, Inc. 5.875% 2/15/22 (d)	305,000	320,250
Nuance Communications, Inc. 5.375% 8/15/20 (d)	5,475,000	5,529,750
Seagate HDD Cayman 4.75% 1/1/25 (d)	1,345,000	1,324,825
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	2,600,000	2,288,000
VeriSign, Inc. 4.625% 5/1/23	2,085,000	2,032,875
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,922,400
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,211,956
13.375% 10/15/19	1,070,000	1,235,850
		44,727,782
Telecommunications - 8.2%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	200,000	201,500
6.75% 11/15/20 (d)	2,115,000	2,157,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Alcatel-Lucent U.S.A., Inc.: - continued
8.875% 1/1/20 (d)	$ 2,035,000	$ 2,258,850
Altice Financing SA:
6.5% 1/15/22 (d)	390,000	400,725
7.875% 12/15/19 (d)	2,600,000	2,805,067
Altice Finco SA 9.875% 12/15/20 (d)	6,195,000	7,000,350
Columbus International, Inc. 7.375% 3/30/21 (d)	6,170,000	6,509,350
Crown Castle International Corp. 4.875% 4/15/22	1,530,000	1,514,700
Digicel Group Ltd.:
6% 4/15/21 (d)	3,365,000	3,423,888
7% 2/15/20 (d)	200,000	212,000
7.125% 4/1/22 (d)	1,835,000	1,862,525
8.25% 9/1/17 (d)	3,535,000	3,614,538
8.25% 9/30/20 (d)	3,200,000	3,448,000
DigitalGlobe, Inc. 5.25% 2/1/21	5,920,000	5,794,200
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	2,410,000	2,578,700
Inmarsat Finance PLC 4.875% 5/15/22 (d)	1,430,000	1,415,700
Level 3 Escrow II, Inc. 5.375% 8/15/22 (d)(h)	2,635,000	2,585,594
Level 3 Financing, Inc. 3.8229% 1/15/18 (d)(f)	3,130,000	3,153,475
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,648,500
SBA Communications Corp. 4.875% 7/15/22 (d)	1,785,000	1,704,675
Sprint Capital Corp.:
6.875% 11/15/28	730,000	711,750
8.75% 3/15/32	3,215,000	3,568,650
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,735,000	1,787,050
6.464% 4/28/19	1,565,000	1,631,513
TW Telecom Holdings, Inc.:
5.375% 10/1/22	1,815,000	1,964,738
6.375% 9/1/23	845,000	955,906
Wind Acquisition Finance SA:
4.75% 7/15/20 (d)	1,710,000	1,671,525
7.375% 4/23/21 (d)	2,230,000	2,324,775
		68,905,544
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21 (d)	2,220,000	2,308,800
TOTAL NONCONVERTIBLE BONDS (Cost $698,993,498)		715,584,573
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	$ 92,272
Bank Loan Obligations - 9.9%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (f)	$ 980,000	973,875
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (f)	532,325	530,994
Chrysler Group LLC term loan 3.25% 12/31/18 (f)	1,082,288	1,071,465
		1,602,459
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.905% 1/30/19 (f)	5,025,000	4,923,696
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	542,275	542,275
		5,465,971
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (f)	1,705,725	1,692,932
Tranche 2LN, term loan 7.75% 4/1/22 (f)	340,000	340,000
		2,032,932
Cable TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (f)	731,850	735,509
Tranche B 2LN, term loan 4.5% 5/8/20 (f)	633,150	636,316
		1,371,825
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (f)	2,280,000	2,280,958
Tranche 2LN, term loan 7.25% 6/30/22 (f)	875,000	876,094
		3,157,052
Containers - 0.5%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	877,800	872,314
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (f)	3,485,000	3,450,150
		4,322,464
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.5%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (f)	$ 1,320,000	$ 1,321,650
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	3,120,000	3,198,000
		4,519,650
Electric Utilities - 0.1%
Southcross Energy Partners LP Tranche B, term loan 7/29/21 (g)	40,000	40,150
Southcross Holdings Borrower LP Tranche B, term loan 7/29/21 (g)	70,000	70,175
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (f)	728,175	722,714
		833,039
Energy - 1.0%
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/23/21 (f)	95,000	95,475
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (f)	2,100,000	2,070,873
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (f)	3,445,000	3,513,900
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	342,724	341,439
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (f)	2,299,011	2,276,021
		8,297,708
Gaming - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	330,000	330,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (f)	567,150	565,023
		895,023
Healthcare - 1.2%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (f)	120,000	119,550
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (f)	2,104,725	2,099,463
Grifols, S.A. Tranche B, term loan 3.155% 2/27/21 (f)	3,461,325	3,444,018
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (f)	1,142,955	1,137,240
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	1,040,000	1,034,800
Tranche B 1LN, term loan 4.25% 1/28/21 (f)	1,847,750	1,806,176
		9,641,247
Bank Loan Obligations - continued
	Principal Amount	Value
Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (f)	$ 180,000	$ 179,550
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (f)	661,701	661,701
		841,251
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (f)	1,394,463	1,385,747
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	1,826,200	1,817,069
		3,202,816
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (f)	3,752,575	3,799,482
Restaurants - 0.7%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (f)	5,031,689	4,924,765
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (f)	325,000	325,813
Tranche B 2LN, term loan 9.25% 7/15/21 (f)	365,000	365,913
		5,616,491
Services - 1.3%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (f)	1,391,513	1,372,379
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (f)	2,572,075	2,568,860
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (f)	1,630,000	1,605,550
Garda World Security Corp.:
term loan 4% 11/8/20 (f)	2,280,808	2,275,106
Tranche DD, term loan 4% 11/8/20 (f)	583,463	582,004
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (f)	2,004,864	1,939,706
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	892,763	883,835
		11,227,440
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (f)	676,600	688,441
Bank Loan Obligations - continued
	Principal Amount	Value
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (f)	$ 560,000	$ 563,500
Tranche B 1LN, term loan 4.5% 4/9/21 (f)	1,005,000	1,006,884
		1,570,384
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (f)	95,000	94,886
6% 5/22/18 (f)	1,705,693	1,721,232
		1,816,118
Technology - 0.8%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (f)	1,989,135	1,974,217
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	482,575	477,170
NXP BV Tranche D, term loan 3.25% 1/11/20 (f)	2,074,325	2,061,360
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (f)	2,558,588	2,536,200
		7,048,947
Telecommunications - 0.4%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (f)	3,612,494	3,612,494
TOTAL BANK LOAN OBLIGATIONS (Cost $82,475,474)		82,537,109
Preferred Securities - 0.7%

Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	4,405,000	5,037,860
Barclays PLC 8.25% (e)(f)	910,000	974,188
TOTAL PREFERRED SECURITIES (Cost $5,372,006)		6,012,048
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $6,380,849)	6,380,849	$ 6,380,849
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $794,086,085)		810,606,851
NET OTHER ASSETS (LIABILITIES) - 3.0%		25,436,820
NET ASSETS - 100%		$ 836,043,671
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $332,786,480 or 39.8% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) The coupon rate will be determined upon settlement of the loan after period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,618
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,272	$ -	$ -	$ 92,272
Corporate Bonds	715,584,573	-	715,584,573	-
Bank Loan Obligations	82,537,109	-	82,537,109	-
Preferred Securities	6,012,048	-	6,012,048	-
Money Market Funds	6,380,849	6,380,849	-	-
Total Investments in Securities:	$ 810,606,851	$ 6,380,849	$ 804,133,730	$ 92,272
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $793,320,430. Net unrealized appreciation aggregated $17,286,421, of which $23,671,875 related to appreciated investment securities and $6,385,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804833.110

FAV-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.5%
Delphi Automotive PLC	4,513	$ 301,468
The Goodyear Tire & Rubber Co.	13,244	333,351
Visteon Corp. (a)	7,159	683,685
		1,318,504
Diversified Consumer Services - 1.2%
H&R Block, Inc.	7,212	231,722
Houghton Mifflin Harcourt Co.	35,067	614,023
Kroton Educacional SA	7,123	189,696
Service Corp. International	3,909	82,089
		1,117,530
Hotels, Restaurants & Leisure - 0.3%
Bally Technologies, Inc. (a)	3,910	235,265
Household Durables - 1.2%
Helen of Troy Ltd. (a)	2,853	153,006
Jarden Corp. (a)	5,299	296,214
KB Home (e)	37,144	605,447
Whirlpool Corp.	300	42,792
		1,097,459
Leisure Products - 0.2%
Brunswick Corp.	5,093	205,401
Media - 2.9%
CBS Corp. Class B	9,917	563,583
Ipsos SA	4,042	109,575
Lamar Advertising Co. Class A (e)	8,146	408,522
Liberty Media Corp. (a)	7,766	365,002
Liberty Media Corp. Class A (a)	3,883	182,695
Live Nation Entertainment, Inc. (a)	24,343	565,001
Sinclair Broadcast Group, Inc. Class A (e)	6,730	217,446
UBM PLC	13,700	143,289
		2,555,113
Multiline Retail - 1.0%
Dillard's, Inc. Class A	1,826	217,696
Kohl's Corp.	8,885	475,703
Macy's, Inc.	3,666	211,858
		905,257
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	3,471	136,549
Advance Auto Parts, Inc.	1,992	241,251
AutoZone, Inc. (a)	538	278,162
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	19,719	$ 586,246
Chico's FAS, Inc.	32,093	507,390
Office Depot, Inc. (a)	47,838	239,668
Rent-A-Center, Inc.	7,730	185,056
Select Comfort Corp. (a)	22,977	464,135
Staples, Inc.	16,028	185,765
The Men's Wearhouse, Inc.	4,286	215,672
TJX Companies, Inc.	3,400	181,186
		3,221,080
Textiles, Apparel & Luxury Goods - 0.6%
Fossil Group, Inc. (a)	1,826	178,948
Gildan Activewear, Inc.	3,400	199,226
Iconix Brand Group, Inc. (a)	3,900	164,697
		542,871
TOTAL CONSUMER DISCRETIONARY		11,198,480
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
C&C Group PLC	31,381	178,084
Cott Corp.	22,646	154,525
Molson Coors Brewing Co. Class B	3,700	249,861
Treasury Wine Estates Ltd.	30,216	138,465
		720,935
Food & Staples Retailing - 0.2%
Safeway, Inc.	5,215	179,709
Food Products - 2.1%
Bunge Ltd.	9,261	730,137
Dean Foods Co.	29,135	446,348
Greencore Group PLC	40,182	179,299
Ingredion, Inc.	2,763	203,440
The J.M. Smucker Co.	3,274	326,221
		1,885,445
Personal Products - 0.4%
Coty, Inc. Class A	21,242	363,451
Tobacco - 0.2%
Japan Tobacco, Inc.	4,300	151,220
TOTAL CONSUMER STAPLES		3,300,760
Common Stocks - continued
	Shares	Value
ENERGY - 6.4%
Energy Equipment & Services - 1.6%
BW Offshore Ltd.	82,345	$ 109,377
Cameron International Corp. (a)	3,567	252,936
Halliburton Co.	7,619	525,635
National Oilwell Varco, Inc.	3,271	265,082
Odfjell Drilling A/S	21,618	111,076
Rowan Companies PLC	6,313	192,673
		1,456,779
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	2,300	245,755
BPZ Energy, Inc. (a)	68,450	179,339
Energen Corp.	6,332	516,881
Imperial Oil Ltd.	4,100	210,387
Marathon Petroleum Corp.	5,057	422,158
Markwest Energy Partners LP	2,200	153,560
Newfield Exploration Co. (a)	9,387	378,296
Noble Energy, Inc.	3,028	201,332
Northern Oil & Gas, Inc. (a)(e)	9,109	146,564
Scorpio Tankers, Inc.	12,555	117,891
Stone Energy Corp. (a)	11,790	448,610
Tesoro Corp.	6,708	412,810
Ultra Petroleum Corp. (a)(e)	6,266	143,617
Whiting Petroleum Corp. (a)	8,018	709,513
		4,286,713
TOTAL ENERGY		5,743,492
FINANCIALS - 27.8%
Banks - 4.8%
Bank of Ireland (a)	212,097	74,254
Barclays PLC sponsored ADR	14,949	226,926
CIT Group, Inc.	11,744	576,748
Citigroup, Inc.	6,212	303,829
EFG Eurobank Ergasias SA (a)	285,500	128,452
First Citizen Bancshares, Inc.	2,737	608,572
Investors Bancorp, Inc.	14,100	145,935
JPMorgan Chase & Co.	9,069	523,009
M&T Bank Corp.	2,679	325,499
PNC Financial Services Group, Inc.	4,541	374,905
TSB Banking Group PLC	11,700	56,494
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	17,319	$ 727,918
Wells Fargo & Co.	5,249	267,174
		4,339,715
Capital Markets - 4.2%
Ameriprise Financial, Inc.	3,472	415,251
Apollo Global Management LLC Class A	5,418	142,277
Ares Capital Corp.	16,569	276,868
Artisan Partners Asset Management, Inc.	2,400	125,040
Carlyle Group LP	8,860	295,747
E*TRADE Financial Corp. (a)	17,859	375,396
Fortress Investment Group LLC	27,072	196,001
Invesco Ltd.	19,270	725,130
Julius Baer Group Ltd.	1,650	70,358
KKR & Co. LP	16,212	371,579
NorthStar Asset Management Group, Inc. (a)	10,605	189,936
The Blackstone Group LP	10,914	356,670
UBS AG	13,828	237,586
		3,777,839
Consumer Finance - 2.3%
Capital One Financial Corp.	8,886	706,792
Cash America International, Inc.	3,991	177,160
Navient Corp.	30,807	529,880
SLM Corp.	50,017	443,151
Springleaf Holdings, Inc.	8,790	230,122
		2,087,105
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	7,508	941,728
The NASDAQ OMX Group, Inc.	8,322	351,105
		1,292,833
Insurance - 7.0%
AFLAC, Inc.	4,468	266,918
Allied World Assurance Co. Holdings Ltd.	7,021	252,826
Allstate Corp.	5,658	330,710
AMBAC Financial Group, Inc. (a)	20,101	455,489
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,220	574,391
FNF Group	16,057	435,305
FNFV Group	1,099	17,980
Genworth Financial, Inc. Class A (a)	10,933	143,222
Greenlight Capital Re, Ltd. (a)	4,527	146,494
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hilltop Holdings, Inc. (a)	11,174	$ 229,067
Intact Financial Corp.	4,934	329,069
Mercury General Corp.	1,992	98,046
Old Republic International Corp.	20,111	289,397
Primerica, Inc.	3,283	151,281
ProAssurance Corp.	4,943	215,663
Progressive Corp.	5,470	128,217
Prudential PLC	13,586	312,259
Reinsurance Group of America, Inc.	10,796	866,487
StanCorp Financial Group, Inc.	3,968	239,429
Third Point Reinsurance Ltd.	8,008	116,596
Torchmark Corp.	6,598	347,979
Validus Holdings Ltd.	8,346	304,879
		6,251,704
Real Estate Investment Trusts - 6.5%
Alexandria Real Estate Equities, Inc.	4,031	316,837
American Capital Agency Corp.	24,636	569,584
American Tower Corp.	7,162	676,021
Brandywine Realty Trust (SBI)	11,300	175,715
Digital Realty Trust, Inc.	5,958	383,636
Duke Realty LP	1,400	25,186
Equity Lifestyle Properties, Inc.	13,952	617,934
Eurobank Properties Real Estate Investment Co.	50,742	644,808
Extra Space Storage, Inc.	5,691	294,395
General Growth Properties, Inc.	4,989	116,593
iStar Financial, Inc. (a)(e)	13,265	190,751
MFA Financial, Inc.	25,210	205,209
NorthStar Realty Finance Corp.	10,605	170,741
Piedmont Office Realty Trust, Inc. Class A	17,622	342,748
Redwood Trust, Inc.	8,568	162,621
Sun Communities, Inc.	3,813	200,678
Washington Prime Group, Inc. (a)	13,500	255,015
Weyerhaeuser Co.	14,467	453,106
		5,801,578
Real Estate Management & Development - 1.4%
Brookfield Asset Management, Inc. Class A	2,500	111,524
Forest City Enterprises, Inc. Class A (a)	23,445	449,441
Kennedy Wilson Europe Real Estate PLC	8,400	150,610
Kennedy-Wilson Holdings, Inc. (a)	21,386	500,432
		1,212,007
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	6,424	$ 193,812
TOTAL FINANCIALS		24,956,593
HEALTH CARE - 8.2%
Biotechnology - 0.9%
Aegerion Pharmaceuticals, Inc. (a)	2,272	76,362
Amgen, Inc.	1,987	253,124
Cubist Pharmaceuticals, Inc.	3,289	200,300
United Therapeutics Corp. (a)	2,956	268,819
		798,605
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	29,162	372,690
Covidien PLC	2,592	224,234
DENTSPLY International, Inc.	5,456	253,268
Masimo Corp. (a)	11,845	285,228
Meridian Bioscience, Inc.	8,292	163,435
		1,298,855
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (a)	10,427	87,795
Cardinal Health, Inc.	8,088	579,505
Catamaran Corp. (United States) (a)	4,973	226,222
Community Health Systems, Inc. (a)	14,948	713,020
HCA Holdings, Inc. (a)	9,334	609,604
UnitedHealth Group, Inc.	4,257	345,030
		2,561,176
Health Care Technology - 0.3%
CompuGroup Medical AG	10,305	256,660
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	6,945	389,545
Lonza Group AG	1,542	171,380
		560,925
Pharmaceuticals - 2.1%
Actavis PLC (a)	1,476	316,248
Cardiome Pharma Corp. (a)	9,671	63,418
Impax Laboratories, Inc. (a)	9,028	211,165
Jazz Pharmaceuticals PLC (a)	2,333	325,990
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,683	357,541
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
The Medicines Company (a)	16,276	$ 380,370
Theravance, Inc. (a)(e)	10,370	225,029
		1,879,761
TOTAL HEALTH CARE		7,355,982
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	10,324	655,677
Finmeccanica SpA (a)	17,632	163,146
Meggitt PLC	25,693	220,575
Textron, Inc.	7,127	259,209
Triumph Group, Inc.	2,954	187,136
United Technologies Corp.	400	42,060
		1,527,803
Air Freight & Logistics - 0.5%
FedEx Corp.	3,071	451,068
UTi Worldwide, Inc.	1,517	14,351
		465,419
Airlines - 0.5%
JetBlue Airways Corp. (a)(e)	41,260	442,307
WestJet Airlines Ltd.	1,758	45,371
		487,678
Commercial Services & Supplies - 1.5%
ADT Corp. (e)	8,549	297,505
Intrum Justitia AB	6,713	205,822
Iron Mountain, Inc.	9,393	314,759
Progressive Waste Solution Ltd. (Canada)	11,138	279,586
West Corp.	9,058	233,425
		1,331,097
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	22,719	771,310
Balfour Beatty PLC	25,900	104,026
Jacobs Engineering Group, Inc. (a)	5,300	269,293
URS Corp.	17,908	1,025,591
		2,170,220
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Babcock & Wilcox Co.	5,161	$ 160,197
OSRAM Licht AG (a)	4,465	181,339
		341,536
Machinery - 1.2%
Allison Transmission Holdings, Inc.	5,646	165,315
Deere & Co.	500	42,555
Manitowoc Co., Inc.	6,013	159,705
Stanley Black & Decker, Inc.	4,540	397,023
Valmont Industries, Inc.	1,892	275,532
		1,040,130
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	123,228
Professional Services - 0.3%
Dun & Bradstreet Corp.	2,792	307,204
Road & Rail - 0.4%
CSX Corp.	5,826	174,314
TransForce, Inc.	5,464	138,160
		312,474
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	10,325	450,480
Noble Group Ltd.	192,000	217,350
WESCO International, Inc. (a)	2,706	212,394
		880,224
TOTAL INDUSTRIALS		8,987,013
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
Juniper Networks, Inc.	14,956	352,064
Plantronics, Inc.	4,475	210,191
QUALCOMM, Inc.	3,605	265,689
		827,944
Electronic Equipment & Components - 1.1%
Ingram Micro, Inc. Class A (a)	9,003	258,386
Jabil Circuit, Inc.	14,295	285,328
TE Connectivity Ltd.	3,865	239,205
TTM Technologies, Inc. (a)	30,181	226,659
		1,009,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
eBay, Inc. (a)	3,345	$ 176,616
IT Services - 2.9%
Amdocs Ltd.	6,618	300,060
CGI Group, Inc. Class A (sub. vtg.) (a)	6,831	245,023
Computer Sciences Corp.	5,174	322,806
Global Payments, Inc.	3,941	272,993
Quindell PLC	30,699	106,250
Sapient Corp. (a)	16,400	242,064
Total System Services, Inc.	24,924	797,568
Unisys Corp. (a)	11,885	253,032
		2,539,796
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	28,632	1,095,460
Freescale Semiconductor, Inc. (a)	21,073	421,881
MagnaChip Semiconductor Corp. (a)	7,700	107,877
PMC-Sierra, Inc. (a)	24,373	164,030
Samsung Electronics Co. Ltd.	482	623,720
		2,412,968
Software - 4.0%
Activision Blizzard, Inc.	13,672	305,979
Cadence Design Systems, Inc. (a)	14,800	249,084
Comverse, Inc. (a)	9,463	243,010
Constellation Software, Inc.	809	192,169
Electronic Arts, Inc. (a)	5,285	177,576
Interactive Intelligence Group, Inc. (a)	2,800	127,036
King Digital Entertainment PLC (a)(e)	6,600	128,370
MicroStrategy, Inc. Class A (a)	1,258	180,058
Nintendo Co. Ltd.	900	99,981
Oracle Corp.	15,989	645,796
Rovi Corp. (a)	6,500	151,905
Symantec Corp.	35,628	842,958
Synopsys, Inc. (a)	7,100	268,167
		3,612,089
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	11,766	344,744
NCR Corp. (a)	15,603	482,913
		827,657
TOTAL INFORMATION TECHNOLOGY		11,406,648
Common Stocks - continued
	Shares	Value
MATERIALS - 5.8%
Chemicals - 4.1%
Agrium, Inc.	5,932	$ 540,781
Airgas, Inc.	2,043	218,438
Ashland, Inc.	2,586	270,625
Axiall Corp.	5,506	235,822
Cabot Corp.	3,050	159,790
Celanese Corp. Class A	5,946	346,117
Cytec Industries, Inc.	2,868	289,238
Eastman Chemical Co.	6,901	543,661
LyondellBasell Industries NV Class A	1,920	204,000
Methanex Corp.	11,054	719,395
Tronox Ltd. Class A	4,005	106,293
		3,634,160
Containers & Packaging - 0.3%
Sonoco Products Co.	7,351	287,718
Metals & Mining - 1.4%
Constellium NV (a)	7,824	226,740
Freeport-McMoRan Copper & Gold, Inc.	9,710	361,406
Gem Diamonds Ltd. (a)	31,946	104,902
Royal Gold, Inc.	1,595	120,534
Steel Dynamics, Inc.	9,500	201,495
SunCoke Energy, Inc. (a)	11,476	261,997
		1,277,074
TOTAL MATERIALS		5,198,952
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	627	24,603
Frontier Communications Corp. (e)	13,280	86,984
		111,587
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	602	19,830
TOTAL TELECOMMUNICATION SERVICES		131,417
UTILITIES - 9.2%
Electric Utilities - 4.7%
Edison International	22,907	1,255,304
Exelon Corp.	10,499	326,309
ITC Holdings Corp.	26,528	957,661
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	6,786	$ 637,138
PPL Corp.	32,563	1,074,253
		4,250,665
Gas Utilities - 1.3%
Atmos Energy Corp.	8,226	397,480
National Fuel Gas Co.	11,688	805,420
		1,202,900
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	3,100	105,524
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	11,115	295,103
Multi-Utilities - 2.8%
DTE Energy Co.	4,258	314,326
NiSource, Inc.	19,309	727,563
Sempra Energy	14,242	1,420,066
		2,461,955
TOTAL UTILITIES		8,316,147
TOTAL COMMON STOCKS (Cost $76,393,971)		86,595,484
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR (Cost $195,646)	10,817	166,582
U.S. Treasury Obligations - 0.0%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 8/21/14 to 9/25/14 (h) (Cost $59,999)		$ 60,000	59,999
Preferred Securities - 0.2%
		Principal Amount (d)	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $153,576)	EUR	100,000	$ 150,871
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,428,205	3,428,205
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	957,650	957,650
TOTAL MONEY MARKET FUNDS (Cost $4,385,855)		4,385,855
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $81,189,047)		91,358,791
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,538,201)
NET ASSETS - 100%		$ 89,820,590
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2014	$ 1,367,800	$ (46,402)

The face value of futures purchased as a percentage of net assets is 1.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,871 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,176
Fidelity Securities Lending Cash Central Fund	7,641
Total	$ 9,817
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,198,480	$ 11,198,480	$ -	$ -
Consumer Staples	3,300,760	3,011,075	289,685	-
Energy	5,743,492	5,743,492	-	-
Financials	25,123,175	24,499,076	624,099	-
Health Care	7,355,982	7,355,982	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 8,987,013	$ 8,769,663	$ 217,350	$ -
Information Technology	11,406,648	10,682,947	723,701	-
Materials	5,198,952	5,198,952	-	-
Telecommunication Services	131,417	131,417	-	-
Utilities	8,316,147	8,316,147	-	-
U.S. Government and Government Agency Obligations	59,999	-	59,999	-
Preferred Securities	150,871	-	150,871	-
Money Market Funds	4,385,855	4,385,855	-	-
Total Investments in Securities:	$ 91,358,791	$ 89,293,086	$ 2,065,705	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (46,402)	$ (46,402)	$ -	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $81,308,677. Net unrealized appreciation aggregated $10,050,114, of which $12,542,953 related to appreciated investment securities and $2,492,839 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804847.110

HY-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.9%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 35
Nonconvertible Bonds - 68.9%
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21	525	568
TransDigm, Inc.:
6% 7/15/22 (g)	2,030	2,040
6.5% 7/15/24 (g)	2,000	2,020
		4,628
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	951	1,035
6.125% 4/29/18	670	717
9.25% 5/10/17	1,071	1,197
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	1,900	2,161
		5,110
Automotive - 2.1%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	776
Chassix, Inc. 9.25% 8/1/18 (g)	765	813
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,486
6% 9/15/23	1,450	1,512
Gates Global LLC / Gates Global Co. 6% 7/15/22 (g)	2,235	2,179
General Motors Acceptance Corp. 8% 11/1/31	4,835	6,007
General Motors Financial Co., Inc.:
4.25% 5/15/23	1,000	984
4.75% 8/15/17	3,660	3,838
6.75% 6/1/18	10,220	11,549
LKQ Corp. 4.75% 5/15/23	430	415
Schaeffler Finance BV:
4.25% 5/15/21 (g)	3,085	3,084
4.75% 5/15/21 (g)	5,430	5,511
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(j)	2,550	2,678
Tenneco, Inc. 6.875% 12/15/20	3,362	3,616
		44,448
Banks & Thrifts - 4.5%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,450
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
4.75% 9/10/18	$ 3,970	$ 4,129
8% 3/15/20	4,150	4,856
GMAC LLC:
8% 12/31/18	25,964	30,388
8% 11/1/31	19,887	24,809
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	16,060	16,049
6% 12/19/23	8,040	8,540
Washington Mutual Bank 5.5% 1/15/49 (d)	10,000	1
		92,222
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21	500	548
Clear Channel Communications, Inc. 5.5% 12/15/16	3,698	3,624
		4,172
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	596
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,795
CEMEX S.A.B. de CV 5.2341% 9/30/15 (g)(j)	4,305	4,434
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	900	887
Nortek, Inc. 8.5% 4/15/21	1,520	1,649
USG Corp.:
5.875% 11/1/21 (g)	430	443
6.3% 11/15/16	275	289
7.875% 3/30/20 (g)	1,390	1,510
9.75% 1/15/18	1,585	1,858
		14,461
Cable TV - 4.3%
Altice S.A. 7.75% 5/15/22 (g)	14,575	14,903
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,461
5.25% 3/15/21	2,245	2,234
5.75% 9/1/23	1,545	1,545
5.75% 1/15/24	5,335	5,308
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	551
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	$ 5,495	$ 5,289
DISH DBS Corp.:
5% 3/15/23	9,555	9,364
5.875% 7/15/22	4,240	4,431
6.75% 6/1/21	5,260	5,786
Lynx I Corp. 5.375% 4/15/21 (g)	1,260	1,273
Lynx II Corp. 6.375% 4/15/23 (g)	710	746
Numericable Group SA:
4.875% 5/15/19 (g)	7,890	7,929
6% 5/15/22 (g)	15,358	15,435
6.25% 5/15/24 (g)	1,150	1,156
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	1,376	1,465
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	2,145	2,156
7.5% 3/15/19 (g)	705	744
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	3,060	3,228
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,900	2,033
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	410	457
		88,494
Capital Goods - 0.2%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,439
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,665	1,725
		3,164
Chemicals - 1.0%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,789
LSB Industries, Inc. 7.75% 8/1/19	705	756
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)	1,630	1,696
PolyOne Corp. 5.25% 3/15/23	2,215	2,226
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	9,017	9,490
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,020
		19,977
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.8%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	$ 490	$ 463
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	2,875	2,875
8.125% 2/1/20	335	367
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,698
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	565	595
6.625% 11/15/22	670	710
		15,708
Containers - 2.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(j)	1,430	1,425
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	3,369	3,639
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	875	836
6.25% 1/31/19 (g)	1,165	1,162
6.75% 1/31/21 (g)	1,350	1,347
7% 11/15/20 (g)	697	687
9.125% 10/15/20 (g)	1,045	1,123
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,247
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)(j)	647	660
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	1,465	1,465
Graphic Packaging International, Inc. 4.75% 4/15/21	615	617
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,715
6.875% 2/15/21	7,339	7,733
7.875% 8/15/19	8,387	8,922
8.25% 2/15/21	6,144	6,513
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,894
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	1,114	1,217
		51,202
Diversified Financial Services - 6.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (g)	3,725	3,669
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust: - continued
4.5% 5/15/21 (g)	$ 4,075	$ 4,034
Aircastle Ltd. 4.625% 12/15/18	1,625	1,653
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,557
5% 8/15/22	3,195	3,299
5% 8/1/23	4,515	4,611
5.375% 5/15/20	4,400	4,664
5.5% 2/15/19 (g)	8,075	8,620
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,930	3,950
5.875% 2/1/22	4,690	4,781
6% 8/1/20	3,840	4,003
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,183
5.75% 5/15/16	6,040	6,319
5.875% 8/15/22	10,375	11,075
7.125% 9/1/18 (g)	10,309	11,804
8.25% 12/15/20	3,945	4,744
8.625% 1/15/22	11,580	14,316
SLM Corp.:
4.875% 6/17/19	9,130	9,198
5.5% 1/15/19	3,545	3,669
5.5% 1/25/23	2,245	2,166
6.125% 3/25/24	3,835	3,777
8% 3/25/20	9,700	10,961
8.45% 6/15/18	4,905	5,671
		136,724
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,280
6.5% 11/15/22	3,315	3,481
7.625% 3/15/20	900	941
7.625% 3/15/20	4,400	4,620
Darling Escrow Corp. 5.375% 1/15/22 (g)	1,280	1,315
Lamar Media Corp. 5.375% 1/15/24 (g)	1,080	1,094
Liberty Media Corp.:
8.25% 2/1/30	469	518
8.5% 7/15/29	529	587
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
MDC Partners, Inc. 6.75% 4/1/20 (g)	$ 440	$ 458
National CineMedia LLC:
6% 4/15/22	4,035	4,166
7.875% 7/15/21	2,050	2,214
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	1,220	1,202
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	480	478
6% 1/15/21 (g)	667	682
		23,036
Electric Utilities - 3.8%
Calpine Corp.:
5.375% 1/15/23	2,615	2,592
5.75% 1/15/25	1,120	1,109
6% 1/15/22 (g)	1,885	1,989
7.875% 1/15/23 (g)	4,205	4,552
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21	6,237	6,985
12.25% 12/1/18 pay-in-kind (g)(j)	927	1,053
12.25% 3/1/22 (g)	22,140	26,568
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	535	529
InterGen NV 7% 6/30/23 (g)	3,940	3,920
Mirant Americas Generation LLC 9.125% 5/1/31	690	666
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,231
RJS Power Holdings LLC 5.125% 7/15/19 (g)	3,975	3,915
The AES Corp.:
4.875% 5/15/23	725	683
5.5% 3/15/24	1,305	1,279
7.375% 7/1/21	2,400	2,736
TXU Corp.:
5.55% 11/15/14	7,757	5,740
6.5% 11/15/24	4,961	3,671
6.55% 11/15/34	4,295	3,178
		78,396
Energy - 5.6%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	2,720	2,802
4.875% 3/15/24	1,300	1,339
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7378% 8/1/19 (g)(j)	$ 2,245	$ 2,166
7.125% 11/1/20 (g)	1,830	1,766
7.375% 11/1/21 (g)	1,630	1,573
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,326
7% 5/20/22	2,700	2,889
Antero Resources Corp. 5.125% 12/1/22 (g)	3,765	3,756
Antero Resources Finance Corp. 5.375% 11/1/21	2,500	2,531
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,885	1,852
Chesapeake Energy Corp.:
4.875% 4/15/22	1,890	1,885
5.375% 6/15/21	3,665	3,763
5.75% 3/15/23	2,170	2,316
6.125% 2/15/21	3,615	3,922
6.875% 11/15/20	177	199
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (g)	1,520	1,569
7.75% 4/1/19	3,095	3,273
Denbury Resources, Inc. 4.625% 7/15/23	4,395	4,109
Diamondback Energy, Inc. 7.625% 10/1/21 (g)	1,545	1,676
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,344
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,546
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,570
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,402
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	2,280	2,269
Forbes Energy Services Ltd. 9% 6/15/19	3,470	3,522
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	1,090	1,145
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	853
Gibson Energy, Inc. 6.75% 7/15/21 (g)	280	301
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	560
Kinder Morgan Holding Co. LLC 5% 2/15/21 (g)	1,695	1,718
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	790	830
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Kodiak Oil & Gas Corp.: - continued
8.125% 12/1/19	$ 2,010	$ 2,201
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	2,995	3,047
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,032
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	2,414
7.5% 11/1/19	11,570	11,917
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,985	2,079
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (g)	1,125	1,128
Rosetta Resources, Inc. 5.875% 6/1/24	1,235	1,260
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (g)	4,530	4,598
5.75% 5/15/24 (g)	3,215	3,263
SemGroup Corp. 7.5% 6/15/21	1,625	1,751
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,394
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,520
7.5% 7/1/21	810	879
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	845	891
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	962
Tesoro Corp. 5.125% 4/1/24	1,915	1,858
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20	425	436
Unit Corp. 6.625% 5/15/21	7,190	7,550
Western Refining, Inc. 6.25% 4/1/21	905	928
		115,880
Entertainment/Film - 0.8%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	470	469
5.625% 2/15/24 (g)	510	509
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	2,063
5.125% 12/15/22	570	574
7.375% 6/15/21	1,085	1,175
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	$ 6,095	$ 6,247
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,468
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,744
5.75% 2/1/25	555	554
		16,803
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,174
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,563
6.375% 10/1/22	1,355	1,440
7.25% 12/1/20	1,094	1,171
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,455	1,546
		6,894
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)	1,700	1,819
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,976
7.75% 10/28/20 (g)	4,855	5,207
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	1,375	1,513
Rite Aid Corp.:
6.75% 6/15/21	11,895	12,371
6.875% 12/15/28 (g)	5,785	5,893
7.7% 2/15/27	6,400	7,008
Tops Markets LLC 8.875% 12/15/17	1,095	1,185
		36,972
Food/Beverage/Tobacco - 1.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	2,555	2,517
ESAL GmbH 6.25% 2/5/23 (g)	4,565	4,462
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	2,275	2,434
H.J. Heinz Co. 4.25% 10/15/20	12,790	12,710
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	300	327
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	2,435	2,405
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc.:
6% 12/15/22 (g)	$ 1,195	$ 1,183
6.75% 12/1/21 (g)	5,380	5,588
		31,626
Gaming - 2.5%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	4,115	4,146
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,445	1,203
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	820	832
4.875% 11/1/20	2,140	2,172
5.375% 11/1/23	1,700	1,733
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	11,138
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,925
MCE Finance Ltd. 5% 2/15/21 (g)	2,100	2,084
MGM Mirage, Inc.:
6.875% 4/1/16	820	879
8.625% 2/1/19	5,000	5,825
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	5,635	5,776
11% 10/1/21 (g)	2,725	2,868
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	750
Studio City Finance Ltd. 8.5% 12/1/20 (g)	8,920	9,790
		51,121
Healthcare - 5.7%
AmSurg Corp. 5.625% 7/15/22 (g)	2,155	2,166
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	719
7.75% 2/15/19	4,441	4,663
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	1,960
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (g)	355	356
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	4,500	4,489
5.75% 8/15/22	1,970	2,078
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	2,915	2,926
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.:
4.75% 5/1/23	$ 4,475	$ 4,419
5% 3/15/24	3,060	3,037
5.875% 3/15/22	8,635	9,196
6.25% 2/15/21	2,265	2,391
6.5% 2/15/20	7,640	8,299
7.5% 2/15/22	5,095	5,770
7.75% 5/15/21	6,114	6,595
HealthSouth Corp. 5.75% 11/1/24	1,275	1,332
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,228
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	410	427
6.75% 10/15/22	2,631	2,828
Polymer Group, Inc. 6.875% 6/1/19 (g)	890	897
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,107
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	620	648
Service Corp. International 5.375% 1/15/22	815	825
Tenet Healthcare Corp.:
4.375% 10/1/21	8,990	8,653
4.5% 4/1/21	1,670	1,624
4.75% 6/1/20	1,665	1,653
5% 3/1/19 (g)	2,970	2,925
6% 10/1/20	1,890	1,975
6.75% 2/1/20	1,800	1,890
8.125% 4/1/22	7,570	8,459
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	1,395	1,398
6.75% 8/15/18 (g)	5,800	6,061
7.25% 7/15/22 (g)	315	334
7.5% 7/15/21 (g)	7,250	7,830
VPI Escrow Corp. 6.375% 10/15/20 (g)	2,380	2,457
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,621
		118,236
Homebuilders/Real Estate - 1.5%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,288
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,297
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,049
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
CBRE Group, Inc.:
5% 3/15/23	$ 6,805	$ 6,771
6.625% 10/15/20	1,214	1,273
D.R. Horton, Inc.:
4.75% 2/15/23	915	904
5.75% 8/15/23	750	791
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,715
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,398
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	2,992
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (g)	895	877
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	1,315	1,295
5.875% 6/15/24 (g)	960	974
William Lyon Homes, Inc.:
7% 8/15/22 (g)(i)	1,860	1,860
8.5% 11/15/20	2,170	2,392
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,254
		31,130
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	615	664
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	10,040	10,517
		11,181
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,834
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (g)(j)	1,220	1,205
		4,039
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (g)	895	857
Metals/Mining - 0.8%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	2,518
6.25% 6/1/21	4,245	2,759
9.75% 4/15/18	1,770	1,544
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	$ 415	$ 441
Calcipar SA 6.875% 5/1/18 (g)	1,070	1,113
Compass Minerals International, Inc. 4.875% 7/15/24 (g)	2,280	2,234
Prince Mineral Holding Corp. 12% 12/15/19 (g)	655	734
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	1,024
Walter Energy, Inc.:
9.5% 10/15/19 (g)	3,275	3,259
11% 4/1/20 pay-in-kind (g)(j)	1,545	1,097
		16,723
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,963
Publishing/Printing - 1.6%
Cenveo Corp. 6% 8/1/19 (g)	1,290	1,248
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	4,610	4,137
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	14,305	15,950
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(j)	3,380	3,279
R.R. Donnelley & Sons Co.:
6% 4/1/24	960	950
6.5% 11/15/23	2,890	2,969
Time, Inc. 5.75% 4/15/22 (g)	4,260	4,217
		32,750
Railroad - 0.2%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,920	1,910
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,378
		3,288
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,383
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,394
		8,777
Services - 2.4%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	470	510
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
APX Group, Inc.:
6.375% 12/1/19	$ 8,560	$ 8,560
8.75% 12/1/20	11,350	11,066
Audatex North America, Inc.:
6% 6/15/21 (g)	8,190	8,579
6.125% 11/1/23 (g)	590	617
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	848
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (g)	2,460	2,454
FTI Consulting, Inc. 6% 11/15/22	2,450	2,502
Garda World Security Corp.:
7.25% 11/15/21 (g)	2,435	2,478
7.25% 11/15/21 (g)	920	936
Hertz Corp.:
5.875% 10/15/20	990	1,012
6.25% 10/15/22	1,315	1,361
Laureate Education, Inc. 9.25% 9/1/19 (g)	6,520	6,520
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	624
TMS International Corp. 7.625% 10/15/21 (g)	420	445
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	1,255	1,305
		49,817
Shipping - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,070	3,108
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	7,940	8,079
8.125% 2/15/19	2,489	2,545
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	2,020	2,060
Teekay Corp. 8.5% 1/15/20	195	223
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,637
Western Express, Inc. 12.5% 4/15/15 (g)	6,070	5,129
		22,781
Steel - 0.9%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	11,106	10,995
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	$ 5,550	$ 5,876
11.25% 10/15/18	1,855	2,050
		18,921
Super Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20	788	861
CST Brands, Inc. 5% 5/1/23	525	518
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	2,072
5.75% 2/15/18	703	643
7.4% 4/1/37	775	678
Sally Holdings LLC 5.5% 11/1/23	925	953
Sonic Automotive, Inc.:
5% 5/15/23	315	302
7% 7/15/22	1,390	1,501
		7,528
Technology - 3.4%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	2,075	2,236
ADT Corp. 6.25% 10/15/21	1,895	1,961
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (g)(j)	1,850	1,882
Avaya, Inc. 7% 4/1/19 (g)	1,817	1,776
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	5,860	5,831
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	3,000	2,790
CDW LLC/CDW Finance Corp. 6% 8/15/22	2,950	2,950
Ceridian Corp. 8.875% 7/15/19 (g)	1,755	1,939
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	1,210	1,198
Entegris, Inc. 6% 4/1/22 (g)	635	656
First Data Corp.:
6.75% 11/1/20 (g)	3,570	3,766
11.25% 1/15/21	3,136	3,552
11.75% 8/15/21	840	981
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(j)	950	941
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	11,902
6.5% 1/15/28	5,415	5,225
Micron Technology, Inc. 5.875% 2/15/22 (g)	1,520	1,596
Quad/Graphics, Inc. 7% 5/1/22 (g)	670	658
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,690
VeriSign, Inc. 4.625% 5/1/23	5,520	5,382
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 5,210	$ 5,777
13.375% 10/15/19	2,840	3,280
		69,969
Telecommunications - 9.0%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	1,435	1,446
6.75% 11/15/20 (g)	3,390	3,458
Altice Financing SA 6.5% 1/15/22 (g)	895	920
Altice Finco SA:
8.125% 1/15/24 (g)	540	574
9.875% 12/15/20 (g)	945	1,068
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,842
Citizens Communications Co. 7.875% 1/15/27	4,949	5,085
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,797
Columbus International, Inc. 7.375% 3/30/21 (g)	9,515	10,038
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,660
7% 2/15/20 (g)	425	451
7.125% 4/1/22 (g)	3,850	3,908
8.25% 9/1/17 (g)	1,025	1,048
8.25% 9/30/20 (g)	10,315	11,114
DigitalGlobe, Inc. 5.25% 2/1/21	695	680
Eileme 2 AB 11.625% 1/31/20 (g)	2,605	3,058
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	2,375	2,541
Intelsat Jackson Holdings SA:
5.5% 8/1/23	5,655	5,429
6.625% 12/15/22 (Reg. S)	7,870	7,949
7.5% 4/1/21	5,730	6,117
Intelsat Luxembourg SA:
7.75% 6/1/21	8,204	8,389
8.125% 6/1/23	3,585	3,728
Level 3 Communications, Inc. 8.875% 6/1/19	695	751
Level 3 Escrow II, Inc. 5.375% 8/15/22 (g)(i)	3,725	3,655
Level 3 Financing, Inc.:
6.125% 1/15/21 (g)	2,395	2,479
7% 6/1/20	2,365	2,516
SBA Communications Corp. 5.625% 10/1/19	3,075	3,198
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 1,870	$ 1,823
6.9% 5/1/19	4,761	5,094
8.75% 3/15/32	7,160	7,948
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,247
6% 11/15/22	17,894	17,626
9% 11/15/18 (g)	5,500	6,449
Sprint Corp.:
7.125% 6/15/24 (g)	2,580	2,632
7.875% 9/15/23 (g)	4,245	4,542
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,612
6.25% 4/1/21	3,295	3,443
6.464% 4/28/19	705	735
6.5% 1/15/24	5,675	5,916
6.542% 4/28/20	2,465	2,576
6.625% 4/1/23	4,925	5,171
6.633% 4/28/21	2,225	2,336
6.731% 4/28/22	1,645	1,723
6.836% 4/28/23	640	678
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	5,565	5,440
		186,890
TOTAL NONCONVERTIBLE BONDS		1,425,888
TOTAL CORPORATE BONDS (Cost $1,390,174)		1,425,923
Common Stocks - 15.3%
	Shares
Aerospace - 0.3%
Triumph Group, Inc.	85,000	5,385
Common Stocks - continued
	Shares	Value (000s)
Air Transportation - 0.6%
American Airlines Group, Inc.	100,000	$ 3,885
Delta Air Lines, Inc.	200,000	7,492
		11,377
Automotive - 0.8%
Delphi Automotive PLC	47,622	3,181
General Motors Co.	274,238	9,275
General Motors Co.:
warrants 7/10/16 (a)	7,547	185
warrants 7/10/19 (a)	7,547	128
Motors Liquidation Co. GUC Trust (a)	39,254	946
Trinseo SA	192,800	3,214
		16,929
Banks & Thrifts - 0.4%
Bank of America Corp.	200,000	3,050
JPMorgan Chase & Co.	100,000	5,767
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	47
		8,864
Broadcasting - 0.6%
Cumulus Media, Inc. Class A (a)	550,600	2,852
Gray Television, Inc. (a)	494,070	6,018
Sinclair Broadcast Group, Inc. Class A	100,000	3,231
		12,101
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,076
Cable TV - 0.3%
Time Warner Cable, Inc.	41,300	5,993
Chemicals - 0.6%
Axiall Corp.	100,000	4,283
LyondellBasell Industries NV Class A	84,795	9,009
Westlake Chem Partners LP (a)	3,900	118
		13,410
Consumer Products - 0.3%
Whirlpool Corp.	40,000	5,706
Containers - 0.2%
Graphic Packaging Holding Co. (a)	417,874	5,014
Diversified Financial Services - 0.7%
Citigroup, Inc.	116,564	5,701
The Blackstone Group LP	300,000	9,804
		15,505
Common Stocks - continued
	Shares	Value (000s)
Energy - 0.7%
EP Energy Corp. (f)	141,500	$ 2,830
Ocean Rig UDW, Inc. (United States)	235,000	4,105
The Williams Companies, Inc.	61,000	3,454
Vantage Drilling Co. (a)	2,000,000	3,740
		14,129
Food/Beverage/Tobacco - 0.7%
Carlyle Group LP	72,700	2,427
Dean Foods Co.	400,000	6,128
Monster Beverage Corp. (a)	100,000	6,396
		14,951
Gaming - 0.9%
Gaming & Leisure Properties	119,574	4,026
Las Vegas Sands Corp.	130,000	9,601
PB Investor I LLC (a)	11,653	30
Station Holdco LLC (a)(k)(m)	1,531,479	3,967
Station Holdco LLC:
unit (a)(k)(m)	3,411	1
warrants 6/15/18 (a)(k)(m)	96,849	37
		17,662
Healthcare - 1.4%
Express Scripts Holding Co. (a)	167,600	11,673
Legend Acquisition Sub, Inc.	18,796	288
Legend Acquisition Sub, Inc.:
Class A warrants (a)	28,063	0
Class B warrants (a)	37,006	0
Tenet Healthcare Corp. (a)	163,675	8,637
Universal Health Services, Inc. Class B	85,000	9,061
		29,659
Homebuilders/Real Estate - 0.4%
Lennar Corp. Class A	200,000	7,246
Realogy Holdings Corp. (a)	46,400	1,706
		8,952
Hotels - 0.4%
Extended Stay America, Inc. unit	26,700	602
Hyatt Hotels Corp. Class A (a)	145,000	8,530
		9,132
Insurance - 0.3%
H&R Block, Inc.	200,000	6,426
Leisure - 0.1%
Town Sports International Holdings, Inc.	564,202	2,595
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. (a)(f)	750,000	$ 2,543
AngloGold Ashanti Ltd. sponsored ADR (a)	87,174	1,499
		4,042
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	6
Restaurants - 0.9%
Bloomin' Brands, Inc. (a)	172,900	3,387
Dunkin' Brands Group, Inc.	171,900	7,368
Yum! Brands, Inc.	100,000	6,940
		17,695
Services - 1.1%
ARAMARK Holdings Corp.	253,900	6,845
Hertz Global Holdings, Inc. (a)	150,000	4,233
KAR Auction Services, Inc.	317,600	9,309
WP Rocket Holdings, Inc.	1,964,861	2,456
		22,843
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	5,460
Ultrapetrol (Bahamas) Ltd. (a)	7,916	26
		5,486
Super Retail - 0.4%
Dollar General Corp. (a)	100,000	5,523
Office Depot, Inc. (a)	500,000	2,505
		8,028
Technology - 2.3%
CDW Corp.	300,000	9,267
Facebook, Inc. Class A (a)	76,094	5,528
Google, Inc. Class A (a)	15,000	8,693
NXP Semiconductors NV (a)	125,000	7,794
Skyworks Solutions, Inc.	200,000	10,152
SoftBank Corp. ADR	150,000	5,402
Spansion, Inc. Class A (a)	11,219	213
		47,049
Telecommunications - 0.3%
Broadview Networks Holdings, Inc. (a)	189,475	369
Pendrell Corp. (a)	37,472	55
Verizon Communications, Inc.	108,000	5,445
		5,869
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	$ 209
TOTAL COMMON STOCKS (Cost $269,614)		317,093
Nonconvertible Preferred Stocks - 1.0%

Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (g)	11,491	11,434
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	320,244	8,704
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,437,822	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,174)		20,138
Bank Loan Obligations - 8.4%
		Principal Amount (000s) (e)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (j)		$ 866	862
Tranche D, term loan 3.75% 6/4/21 (j)		2,325	2,310
			3,172
Automotive - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (j)		523	520
Broadcasting - 0.4%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)		5,726	5,740
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (j)		1,716	1,721
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (j)		1,200	1,191
			8,652
Cable TV - 0.0%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (j)		195	196
Tranche 2LN, term loan 7.75% 7/7/23 (j)		765	771
			967
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (j)		$ 1,960	$ 1,999
Consumer Products - 0.2%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (j)		1,278	1,271
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		3,214	3,210
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (j)		407	406
			4,887
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		2,020	2,007
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (j)		1,269	1,267
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)		412	408
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)		5,327	5,337
			7,012
Diversified Media - 0.4%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (j)		1,080	1,058
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)		6,224	6,224
			7,282
Electric Utilities - 1.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (j)		5,900	5,801
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)		23,179	23,179
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)		1,245	1,250
Southcross Energy Partners LP Tranche B, term loan 7/29/21 (l)		95	95
Southcross Holdings Borrower LP Tranche B, term loan 7/29/21 (l)		175	175
			30,500
Energy - 1.0%
American Energy-Marcellus LLC:
Tranche 2LN, term loan 8.5% 7/9/21 (j)		2,120	2,115
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Energy - continued
American Energy-Marcellus LLC: - continued
Tranche B 1LN, term loan 5.25% 7/9/20 (j)		$ 4,235	$ 4,214
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)		408	411
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/18/21 (j)		745	747
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)		7,590	7,742
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (j)		195	195
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		845	862
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)		400	410
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		677	673
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)		94	94
Tranche M, term loan 4.25% 12/16/20 (j)		35	35
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (j)		2,809	2,851
			20,349
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (j)		325	323
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	265
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	176	161
			749
Environmental - 0.4%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (j)		269	269
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (j)		7,270	7,125
			7,394
Food & Drug Retail - 0.1%
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (j)		820	818
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (j)		322	322
			1,140
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)		$ 678	$ 676
Tranche B 2LN, term loan 8.25% 11/30/20 (j)		585	593
			1,269
Gaming - 0.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (j)		6,090	6,074
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)		775	775
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)		949	979
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)		2,686	2,679
			10,507
Healthcare - 0.3%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)		1,160	1,160
Tranche B 1LN, term loan 4.75% 4/23/21 (j)		925	925
MModal IP LLC term loan 9% 1/31/20		1,125	1,125
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)		2,325	2,299
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (j)		460	425
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (j)		200	201
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)		120	121
Tranche B 2LN, term loan 4.25% 7/3/19 (j)		194	193
			6,449
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		929	928
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)		1,806	1,797
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (j)		190	194
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (j)		166	166
			360
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)(l)		$ 8,620	$ 0
Publishing/Printing - 0.2%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (j)		269	269
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (j)		4,778	4,778
			5,047
Restaurants - 0.0%
Red Lobster Management LLC Tranche B, term loan 6.25% 7/28/21 (j)		380	380
Services - 0.6%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (j)		234	234
Garda World Security Corp.:
term loan 4% 11/8/20 (j)		644	643
Tranche DD, term loan 4% 11/8/20 (j)		165	164
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (j)		150	149
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)		4,126	3,991
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (j)		7,325	7,215
			12,396
Super Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (j)		776	774
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (j)		554	539
			1,313
Technology - 1.3%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (j)		4,660	4,677
First Data Corp. Tranche B, term loan 3.6659% 3/24/18 (j)		10,435	10,344
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (j)		4,060	4,029
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)		1,109	1,097
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (j)		3,645	3,754
Tranche B 1LN, term loan 4.5% 10/30/19 (j)		85	85
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Technology - continued
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)		$ 1,022	$ 1,017
Tranche 2LN, term loan 8% 4/9/22 (j)		870	859
			25,862
Telecommunications - 0.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (j)		7,966	8,116
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (j)		1,635	1,627
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (j)		63	64
			9,807
TOTAL BANK LOAN OBLIGATIONS (Cost $179,450)			172,745
Preferred Securities - 2.5%

Banks & Thrifts - 1.3%
Bank of America Corp. 5.2% (h)(j)		2,745	2,597
Barclays Bank PLC 7.625% 11/21/22		12,695	14,519
JPMorgan Chase & Co. 5.15% (h)(j)		9,715	9,312
			26,428
Diversified Financial Services - 1.2%
Citigroup, Inc.:
5.35% (h)(j)		24,830	23,686
5.9% (h)(j)		2,100	2,144
			25,830
TOTAL PREFERRED SECURITIES (Cost $53,284)			52,258
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	50,181,362	$ 50,181
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	5,343,990	5,344
TOTAL MONEY MARKET FUNDS (Cost $55,525)		55,525
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,962,221)		2,043,682
NET OTHER ASSETS (LIABILITIES) - 1.2%		25,360
NET ASSETS - 100%		$ 2,069,042
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $561,613,000 or 27.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(l) The coupon rate will be determined upon settlement of the loan after period end.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,220,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 59
Fidelity Securities Lending Cash Central Fund	34
Total	$ 93
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,333	$ 105,083	$ -	$ 4,250
Consumer Staples	12,524	12,524	-	-
Energy	22,132	22,132	-	-
Financials	52,666	41,232	11,434	-
Health Care	29,659	29,371	-	288
Industrials	34,917	32,461	-	2,456
Information Technology	41,647	41,647	-	-
Materials	23,137	23,137	-	-
Telecommunication Services	11,216	11,216	-	-
Corporate Bonds	1,425,923	-	1,425,922	1
Bank Loan Obligations	172,745	-	169,839	2,906
Preferred Securities	52,258	-	52,258	-
Money Market Funds	55,525	55,525	-	-
Total Investments in Securities:	$ 2,043,682	$ 374,328	$ 1,659,453	$ 9,901
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,956,575,000. Net unrealized appreciation aggregated $87,107,000, of which $155,201,000 related to appreciated investment securities and $68,094,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014